UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund:  BlackRock Core Bond Trust (BHK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Common Stocks — 0.0%		Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc.		35,640	$134,719

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 12.6%
ALM VI Ltd., Series 2012-6A, Class B2R, 3.68%, 7/15/26 (a)(b)	USD	1,000	997,010
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class D, 4.95%, 1/15/29 (a)(b)(c)		650	628,940
Apidos CDO, Series 2012-9AR, Class DR, 4.78%, 7/15/23 (a)(b)		1,400	1,388,934
Apidos CLO XIX, Series 2014-19A, Class D, 4.63%, 10/17/26 (a)(b)		1,000	991,375
Ares CLO Ltd., Series 2014-32A, Class C, 5.11%, 11/15/25 (a)(b)		1,250	1,250,478
Ares XXIII CLO Ltd., Series 2012-1AR (a)(b):
Class CR, 4.08%, 4/19/23		4,000	4,069,868
Class DR, 5.03%, 4/19/23		3,000	3,019,029
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 4.38%, 10/17/24 (a)(b)		1,000	975,228
Atlas Senior Loan Fund Ltd., Series 2016-7A, Class D, 4.95%, 11/30/28 (a)(b)		1,250	1,200,875
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24 (a)(b)		1,500	1,482,136
Babson CLO Ltd., Series 2012-1X, Class B, 3.38%, 4/15/22 (a)		1,000	1,004,562
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.78%, 10/17/26 (a)(b)		1,000	922,728
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.87%, 11/23/25 (a)(b)		3,000	2,884,183
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,272,873
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.46%, 8/14/24		1,500	1,500,255
Series 2012-3A, Class B1R, 4.88%, 1/29/25 (a)(b)		2,500	2,500,000
Series 2013-IA, Class B, 3.69%, 4/16/25		1,000	1,000,163
Series 2014-4A, Class D, 4.28%, 10/17/26		2,000	1,901,306
Series 2015-1A, Class C, 3.88%, 1/22/27		1,000	999,902

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.68%, 1/25/37 (a)	USD	298	$288,574
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		3,895	3,864,961
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.68%, 10/15/26 (a)(b)		1,000	999,912
Flatiron CLO Ltd., Series 2011-1A, Class D, 4.48%, 1/15/23 (a)(b)		1,000	1,000,021
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		490	490,503
Class C, 2.86%, 1/15/19		210	210,344
Class D, 3.50%, 1/15/19		400	400,940
Galaxy XV CLO Ltd. (a)(b):
Series 2012-14A, Class DR, 5.38%, 11/15/26		1,000	1,000,000
Series 2013-15A, Class C, 3.48%, 4/15/25		1,000	999,915
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.39%, 10/29/26		1,000	977,773
Highbridge Loan Management Ltd., Series 5A-2015, Class C1, 4.09%, 1/29/26 (a)(b)		4,000	3,999,913
Limerock CLO III LLC, Series 2014-3A, Class C, 4.48%, 10/20/26 (a)(b)		3,750	3,581,387
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.76%, 8/15/22 (a)(b)		1,200	1,193,237
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.14%, 1/27/26 (a)(b)		1,800	1,800,747
Nelnet Student Loan Trust, Series 2006-1, Class A5, 1.03%, 8/23/27 (a)		858	852,078
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.13%, 11/14/27 (a)(b)		2,250	2,250,000
Oaktree EIF II Ltd., Series 2015-B1A, Class C, 4.01%, 2/15/26 (a)(b)		1,000	1,000,138
OCP CLO Ltd., Series 2012-2A, Class DR, 5.35%, 11/22/25 (a)(b)		1,000	989,000
Octagon Investment Partners XX Ltd., Series 2014-1A (a)(b):
Class C, 3.70%, 8/12/26		750	750,379
Class D, 4.55%, 8/12/26		1,000	964,712
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.55%, 11/14/26 (a)(b)		2,000	1,944,385

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 4.13%, 11/25/25 (a)(b)	USD	2,000	$2,000,753
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (b)		5,000	4,925,562
OZLM Funding III Ltd., Series 2013-3A (a)(b):
Class B, 3.98%, 1/22/25		1,500	1,500,000
Class C, 4.78%, 1/22/25		500	500,000
OZLM VII Ltd., Series 2014-7A, Class C, 4.48%, 7/17/26 (a)(b)		470	451,728
OZLM VIII Ltd., Series 2014-8A, Class C, 4.38%, 10/17/26 (a)(b)		1,750	1,688,750
Regatta V Funding Ltd., Series 2014-1A, Class C, 4.33%, 10/25/26 (a)(b)		2,000	1,899,073
Shackleton I CLO Ltd., Series 2012-1A, Class DR, 5.08%, 8/12/23 (a)(b)		1,200	1,200,000
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 1.05%, 6/15/21 (a)		35	35,171
SLM Private Education Loan Trust (b):
Series 2012-A, Class A1, 1.94%, 8/15/25 (a)		45	44,818
Series 2012-A, Class A2, 3.83%, 1/17/45		690	710,916
Series 2014-A, Class B, 3.50%, 11/15/44		500	481,879
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (b)		5,900	5,656,895
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.38%, 1/21/26 (a)(b)		700	676,654
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.48%, 1/23/27 (a)(b)		1,250	1,206,250
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, 4.73%, 1/23/29 (a)(b)		1,550	1,508,305
Steele Creek CLO Ltd., Series 2014-1A, Class C, 4.11%, 8/21/26 (a)(b)		2,500	2,500,000
Stewart Park CLO Ltd., Series 2015-1A, Class D, 4.33%, 4/15/26 (a)(b)		1,000	957,270
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		753	750,245

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Venture XIX CLO Ltd., Series 2014-19A, Class C, 4.18%, 1/15/27 (a)(b)	USD	555	$555,000
Voya CLO Ltd. (a)(b):
Series 2012-2AR, Class CR, 3.83%, 10/15/22		1,500	1,500,750
Series 2016-3A, Class C, 4.67%, 10/18/27		795	779,100
Series 2016-3A, Class D, 7.67%, 10/18/27		615	584,250
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		2,360	2,402,569
York CLO Ltd., Series 2016-4A, Class D, 5.20%, 11/02/28 (a)(c)		1,500	1,427,250

			96,491,952
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		3,281	227,626
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		7,759	528,559

			756,185
Total Asset-Backed Securities — 12.7%			97,248,137

Corporate Bonds
Aerospace & Defense — 1.1%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (b)		520	406,900
Bombardier, Inc. (b):
7.50%, 3/15/18		12	12,888
5.50%, 9/15/18		475	507,395
8.75%, 12/01/21		160	158,800
6.00%, 10/15/22		84	73,710
6.13%, 1/15/23		218	188,025
7.50%, 3/15/25		346	307,559
Eaton Corp., 4.15%, 11/02/42		500	482,590
Harris Corp., 3.83%, 4/27/25		500	506,551
KLX, Inc., 5.88%, 12/01/22 (b)		361	369,123
Lockheed Martin Corp., 4.70%, 5/15/46		1,250	1,349,881
Moog, Inc., 5.25%, 12/01/22 (b)		180	183,150
TransDigm, Inc.:
5.50%, 10/15/20		211	216,539
6.00%, 7/15/22		950	978,500
6.50%, 7/15/24		198	205,178
6.38%, 6/15/26 (b)		304	309,320

2	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
United Technologies Corp., 6.13%, 7/15/38	USD	1,450	$1,822,867

			8,078,976
Air Freight & Logistics — 0.3%
FedEx Corp., 4.75%, 11/15/45		1,250	1,277,180
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	110,896
6.50%, 6/15/22 (b)	USD	535	554,394
6.13%, 9/01/23 (b)		163	166,667

			2,109,137
Airlines — 2.1%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 9/15/24 (b)		1,863	1,802,694
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24 (d)		3,765	4,032,856
Series 2015-2, Class A, 4.00%, 3/22/29		1,465	1,508,463
Series 2015-2, Class AA, 3.60%, 3/22/29		1,465	1,468,181
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		498	510,267
Series 2012-3, Class C, 6.13%, 4/29/18		520	539,500
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		3,609	3,793,386
Series 2014-2, Class B, 4.63%, 3/03/24		2,487	2,539,465

			16,194,812
Auto Components — 0.3%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)		199	200,492
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	187,644
Delphi Automotive PLC, 4.40%, 10/01/46	USD	465	427,385
Faurecia, 3.63%, 6/15/23	EUR	100	107,835
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		100	114,803
4.75%, 7/15/22		100	114,066
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	110,915
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19	USD	462	465,465

Corporate Bonds		Par (000)	Value
Auto Components (continued)
IHO Verwaltungs GmbH (e):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	$107,282
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	105,635
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21	USD	200	202,000
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23		200	191,694

			2,335,216
Automobiles — 0.9%
Ford Motor Co., 4.75%, 1/15/43 (d)		4,255	3,979,498
General Motors Co., 6.25%, 10/02/43		2,506	2,697,819

			6,677,317
Banks — 1.7%
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)	EUR	100	103,600
Bankia SA, 4.00%, 5/22/24 (a)		200	210,164
Barclays PLC, 3.65%, 3/16/25	USD	4,320	4,118,403
CIT Group, Inc.:
5.50%, 2/15/19 (b)		206	217,459
5.38%, 5/15/20		410	433,575
Commerzbank AG:
7.75%, 3/16/21	EUR	100	124,551
4.00%, 3/23/26		28	29,232
Cooperatieve Rabobank UA, 3.95%, 11/09/22	USD	1,500	1,535,196
HSBC Holdings PLC, 6.10%, 1/14/42		610	758,956
Santander Holdings USA, Inc., 4.50%, 7/17/25		2,000	1,962,412
Santander UK Group Holdings PLC, 2.88%, 8/05/21		1,250	1,220,535
Wells Fargo & Co., 3.90%, 5/01/45		2,250	2,115,072

			12,829,155
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (d)		4,250	4,547,134
Biotechnology — 0.4%
Amgen, Inc., 4.40%, 5/01/45		2,250	2,148,406
Gilead Sciences, Inc., 4.80%, 4/01/44		1,000	1,030,073
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	100	110,773

			3,289,252
Building Materials — 0.0%
Dry Mix Solutions Investissements SAS, 3.95%, 6/15/21 (a)		100	105,985

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Building Materials (continued)
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	$109,599

			215,584
Building Products — 0.4%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (b)	USD	293	300,325
Builders FirstSource, Inc., 5.63%, 9/01/24 (b)		54	54,270
Building Materials Corp. of America (b):
5.38%, 11/15/24		65	66,138
6.00%, 10/15/25		380	395,200
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		520	535,600
Louisiana-Pacific Corp., 4.88%, 9/15/24 (b)		61	59,246
Masonite International Corp., 5.63%, 3/15/23 (b)		200	203,500
Ply Gem Industries, Inc., 6.50%, 2/01/22		431	443,930
Standard Industries, Inc. (b):
5.13%, 2/15/21		29	30,160
5.50%, 2/15/23		138	141,795
USG Corp.:
8.75%, 1/15/18		300	316,500
5.88%, 11/01/21 (b)		50	52,203
5.50%, 3/01/25 (b)		180	184,743

			2,783,610
Capital Markets — 2.3%
CDP Financial, Inc., 5.60%, 11/25/39 (b)(d)		5,890	7,287,756
E*Trade Financial Corp., 4.63%, 9/15/23		149	151,315
Goldman Sachs Group, Inc., 3.75%, 5/22/25 (d)		8,965	9,025,433
Morgan Stanley, 4.00%, 7/23/25		905	927,140

			17,391,644
Chemicals — 0.7%
Air Liquide Finance SA, 3.50%, 9/27/46 (b)		360	327,290
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)		161	160,195
CF Industries, Inc.:
7.13%, 5/01/20		80	86,400
4.95%, 6/01/43		245	194,162
Chemours Co.:
6.63%, 5/15/23		127	125,412
7.00%, 5/15/25		44	43,340

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Huntsman International LLC, 4.88%, 11/15/20	USD	101	$103,778
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	108,105
INEOS Group Holdings SA, 5.63%, 8/01/24 (b)	USD	200	195,460
Inovyn Finance PLC, 6.25%, 5/15/21	EUR	100	111,284
Methanex Corp., 3.25%, 12/15/19	USD	1,650	1,613,071
Momentive Performance Materials, Inc., 3.88%, 10/24/21		670	626,450
NOVA Chemicals Corp., 5.25%, 8/01/23 (b)		88	88,242
Platform Specialty Products Corp. (b):
10.38%, 5/01/21		37	40,423
6.50%, 2/01/22		934	919,990
PQ Corp., 6.75%, 11/15/22 (b)		214	226,305
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	102,969
Versum Materials, Inc., 5.50%, 9/30/24 (b)	USD	106	108,120
WR Grace & Co-Conn (b):
5.13%, 10/01/21		97	101,850
5.63%, 10/01/24		80	84,800

			5,367,646
Commercial Services & Supplies — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		166	172,848
ADT Corp.:
3.50%, 7/15/22		237	223,372
4.13%, 6/15/23		55	52,388
4.88%, 7/15/32 (b)		74	61,420
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (b)		151	149,490
Aviation Capital Group Corp. (b):
4.63%, 1/31/18		1,300	1,335,061
7.13%, 10/15/20		1,800	2,094,642
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		439	442,292
Iron Mountain, Inc.:
6.00%, 10/01/20 (b)		175	184,188
6.00%, 8/15/23		80	84,800
Mobile Mini, Inc., 5.88%, 7/01/24		299	309,465
Silk Bidco AS, 7.50%, 2/01/22	EUR	100	109,694

4	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	31	$32,783
5.75%, 11/15/24		140	144,900

			5,397,343
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		975	1,021,312
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		340	354,450
CommScope, Inc., 5.00%, 6/15/21 (b)		250	253,125
Nokia OYJ, 6.63%, 5/15/39		135	139,725
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		834	869,445
6.38%, 5/15/25		258	268,320

			2,906,377
Construction & Engineering — 0.6%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		382	366,720
Engility Corp., 8.88%, 9/01/24 (b)		176	180,840
ITR Concession Co. LLC, 4.20%, 7/15/25 (b)		4,000	3,978,092

			4,525,652
Construction Materials — 0.3%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)		164	152,930
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		313	332,563
HD Supply, Inc. (b):
5.25%, 12/15/21		790	833,450
5.75%, 4/15/24		667	682,007
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	157	172,636
PulteGroup, Inc.:
5.50%, 3/01/26	USD	133	131,836
6.00%, 2/15/35		27	25,988
Rexel SA, 3.50%, 6/15/23	EUR	100	107,972

			2,439,382
Consumer Finance — 2.0%
Ally Financial, Inc.:
6.25%, 12/01/17	USD	320	331,600
4.63%, 3/30/25		190	184,300
8.00%, 11/01/31		2,043	2,318,805
Capital One Financial Corp., 4.75%, 7/15/21 (d)		1,935	2,100,634
Corivas Campus Living USG LLC, 5.30%, 7/01/50		5,700	5,658,960
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,530	1,767,213

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC (continued):
4.25%, 9/20/22	USD	1,600	$1,655,261
Navient Corp.:
5.00%, 10/26/20		180	182,025
6.63%, 7/26/21		104	108,550
5.50%, 1/25/23		75	71,250
7.25%, 9/25/23		173	175,162
6.13%, 3/25/24		59	55,829
5.88%, 10/25/24		56	51,800
5.63%, 8/01/33		101	81,810
OneMain Financial Holdings LLC (b):
6.75%, 12/15/19		101	102,767
7.25%, 12/15/21		78	78,195

			14,924,161
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (b)		200	203,750
4.25%, 1/15/22	EUR	100	108,694
6.75%, 5/15/24		100	110,622
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (b):
4.63%, 5/15/23	USD	271	267,443
7.25%, 5/15/24		1,475	1,541,375
Ball Corp., 5.00%, 3/15/22		271	285,228
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175	177,188
Crown European Holdings SA, 3.38%, 5/15/25	EUR	100	105,540
JH-Holding Finance SA, 8.25%, 12/01/22 (e)		100	113,807
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD	194	199,578
6.88%, 2/15/21		305	313,762
8.25%, 2/15/21		104	107,419
4.38%, 7/15/21 (a)(b)		438	447,307
5.13%, 7/15/23 (b)		363	366,630
7.00%, 7/15/24 (b)		418	441,251
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	100	110,092
Sealed Air Corp. (b):
4.88%, 12/01/22	USD	535	547,037
6.88%, 7/15/33		16	16,480
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (b)		278	280,085

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	$110,489

			5,853,777
Diversified Consumer Services — 0.2%
APX Group, Inc.:
6.38%, 12/01/19	USD	56	57,400
8.75%, 12/01/20		75	73,500
7.88%, 12/01/22		86	91,805
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)		681	732,075
Service Corp. International, 4.50%, 11/15/20		410	418,302

			1,373,082
Diversified Financial Services — 3.7%
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 3.95%, 2/01/22		750	759,375
Aircastle Ltd., 6.25%, 12/01/19		353	381,240
Bank of America Corp.:
5.63%, 7/01/20		2,200	2,423,810
3.30%, 1/11/23 (d)		6,000	6,002,238
Deutsche Bank AG, 4.25%, 10/14/21 (b)		1,100	1,083,232
FBM Finance, Inc., 8.25%, 8/15/21 (b)		80	82,800
FMR LLC, 4.95%, 2/01/33 (b)(d)		2,300	2,380,424
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	128,561
General Electric Capital Corp., 6.15%, 8/07/37 (d)	USD	2,150	2,741,134
General Motors Financial Co., Inc., 4.25%, 5/15/23		807	809,901
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	493,678
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		595	581,613
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (e)	EUR	100	109,429
Moody’s Corp., 4.50%, 9/01/22 (d)	USD	1,800	1,927,732
Northern Trust Corp., 3.95%, 10/30/25 (d)		8,000	8,411,096
UniCredit SpA:
6.95%, 10/31/22	EUR	140	163,113
5.75%, 10/28/25 (a)		107	116,468

			28,595,844

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 3.5%
AT&T, Inc. (d):
6.38%, 3/01/41	USD	520	$597,398
5.15%, 3/15/42		2,400	2,373,730
4.75%, 5/15/46		2,710	2,531,189
CenturyLink, Inc.:
6.45%, 6/15/21		347	358,061
Series U, 7.65%, 3/15/42		99	83,804
Series Y, 7.50%, 4/01/24		108	111,498
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)		368	384,560
Consolidated Communications, Inc., 6.50%, 10/01/22		68	65,960
Frontier Communications Corp.:
7.13%, 3/15/19		115	119,312
7.13%, 1/15/23		50	43,375
7.63%, 4/15/24		205	176,812
6.88%, 1/15/25		915	741,150
11.00%, 9/15/25		250	250,625
Level 3 Financing, Inc.:
5.38%, 8/15/22		165	167,887
5.63%, 2/01/23		149	151,235
5.13%, 5/01/23		240	239,700
5.38%, 1/15/24		165	165,825
5.38%, 5/01/25		140	139,300
5.25%, 3/15/26 (b)		223	219,097
OTE PLC, 3.50%, 7/09/20	EUR	100	107,772
SBA Communications Corp., 4.88%, 9/01/24 (b)	USD	388	373,935
Telecom Italia Capital SA:
6.38%, 11/15/33		95	90,725
6.00%, 9/30/34		300	280,500
7.20%, 7/18/36		105	104,969
Telecom Italia SpA:
3.25%, 1/16/23	EUR	141	152,003
3.63%, 1/19/24		200	217,217
Verizon Communications, Inc.:
6.40%, 2/15/38	USD	6,879	8,189,236
6.55%, 9/15/43 (d)		6,751	8,414,500
Windstream Corp., 7.75%, 10/01/21		17	16,915
Windstream Services LLC, 7.50%, 6/01/22		53	50,069

			26,918,359
Electric Utilities — 5.8%
AES Corp., 4.88%, 5/15/23		210	203,700
Berkshire Hathaway Energy Co., 6.50%, 9/15/37 (d)		5,515	7,063,904
Black Hills Corp., 3.15%, 1/15/27		405	389,753
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	480,551
CMS Energy Corp., 5.05%, 3/15/22 (d)		1,832	2,014,907

6	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC:
6.10%, 6/01/37	USD	640	$788,607
6.00%, 1/15/38 (d)		1,675	2,084,432
4.25%, 12/15/41 (d)		750	762,289
Duke Energy Florida LLC, 6.40%, 6/15/38 (d)		770	1,003,766
E.ON International Finance BV, 6.65%, 4/30/38 (b)		3,100	3,636,306
Electricite de France SA, 5.60%, 1/27/40 (b)(d)		2,800	3,025,179
Florida Power Corp., 6.35%, 9/15/37 (d)		2,775	3,592,770
Jersey Central Power & Light Co., 7.35%, 2/01/19		490	538,680
Ohio Power Co., Series D, 6.60%, 3/01/33 (d)		3,000	3,662,493
PacifiCorp, 6.25%, 10/15/37 (d)		1,225	1,587,693
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (d)		2,550	3,272,795
Southern California Edison Co.:
5.63%, 2/01/36		1,300	1,551,701
Series A, 5.95%, 2/01/38		2,175	2,765,212
Southern Co., 4.40%, 7/01/46		1,000	980,576
Virginia Electric & Power Co., Series A, 6.00%, 5/15/37		3,920	4,858,977

			44,264,291
Electrical Equipment — 0.0%
Anixter, Inc., 5.63%, 5/01/19		35	36,663
Areva SA, 4.88%, 9/23/24	EUR	50	52,860
Trionista TopCo GmbH, 6.88%, 4/30/21		110	122,704

			212,227
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	370	392,200
5.00%, 9/01/23		519	521,595
5.50%, 12/01/24		68	69,700

			983,495
Energy Equipment & Services — 0.5%
Ensco PLC, 4.50%, 10/01/24		74	59,200
Enterprise Products Operating LLC, 6.13%, 10/15/39 (d)		1,400	1,555,568
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (b)		284	271,220
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		142	142,710
6.75%, 8/01/22		170	173,825
GrafTech International Ltd., 6.38%, 11/15/20		600	474,000

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co., 5.00%, 11/15/45	USD	500	$510,040
Noble Holding International Ltd., 4.63%, 3/01/21		20	15,900
Transocean, Inc.:
6.00%, 3/15/18		120	120,750
7.38%, 4/15/18		20	20,400
5.55%, 10/15/22		444	391,830
9.00%, 7/15/23 (b)		139	140,738
Weatherford International Ltd., 9.88%, 2/15/24 (b)		76	78,280

			3,954,461
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	108,406
Food & Staples Retailing — 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (b):
6.63%, 6/15/24	USD	151	156,074
5.75%, 3/15/25		207	203,129
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	100	122,418
3.31%, 1/25/23		100	114,762
CVS Health Corp., 5.13%, 7/20/45	USD	2,000	2,194,180
Dollar Tree, Inc., 5.75%, 3/01/23		1,560	1,665,300
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		42	44,205
Rite Aid Corp.:
6.75%, 6/15/21		258	271,949
6.13%, 4/01/23 (b)		864	923,530
7.70%, 2/15/27		241	297,635
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	1,001,287

			6,994,469
Food Products — 0.3%
Acosta, Inc., 7.75%, 10/01/22 (b)		318	263,145
Aramark Services, Inc.:
5.13%, 1/15/24 (b)		17	17,453
5.13%, 1/15/24		131	134,494
4.75%, 6/01/26 (b)		151	146,281
Darling Global Finance BV, 4.75%, 5/30/22	EUR	100	110,489
JBS USA LLC/JBS USA Finance, Inc. (b):
7.25%, 6/01/21	USD	30	30,900
5.88%, 7/15/24		92	91,540
5.75%, 6/15/25		316	309,680
Post Holdings, Inc. (b):
6.75%, 12/01/21		68	72,522
7.75%, 3/15/24		468	515,970

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Food Products (continued)
Post Holdings, Inc. (b) (continued):
8.00%, 7/15/25	USD	277	$311,016
5.00%, 8/15/26		27	25,549
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		338	351,097
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		89	92,338
WhiteWave Foods Co., 5.38%, 10/01/22		119	131,198

			2,603,672
Health Care Equipment & Supplies — 0.3%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)		405	338,175
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		785	684,912
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (b)		80	80,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (b)		111	100,455
Medtronic, Inc., 4.50%, 3/15/42		750	766,517
Teleflex, Inc.:
3.88%, 8/01/17 (f)		50	120,250
5.25%, 6/15/24		170	172,338
4.88%, 6/01/26		39	38,610

			2,301,257
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		226	222,610
6.50%, 3/01/24		41	40,795
Aetna, Inc.:
3.20%, 6/15/26		1,005	983,448
4.50%, 5/15/42		575	574,458
Alere, Inc., 6.38%, 7/01/23 (b)		150	151,313
Amsurg Corp., 5.63%, 7/15/22		553	564,751
Centene Corp.:
5.63%, 2/15/21		401	413,030
4.75%, 5/15/22		10	9,850
6.13%, 2/15/24		51	51,821
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		101	98,475
8.00%, 11/15/19		48	37,800
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		366	361,425
Envision Healthcare Corp., 5.13%, 7/01/22 (b)		365	359,525
HCA, Inc.:
3.75%, 3/15/19		264	269,940

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued):
6.50%, 2/15/20	USD	652	$709,865
4.75%, 5/01/23		562	566,215
5.00%, 3/15/24		225	225,562
5.38%, 2/01/25		772	755,595
5.25%, 4/15/25		66	66,495
5.88%, 2/15/26		284	282,935
5.25%, 6/15/26		361	361,390
4.50%, 2/15/27		408	384,540
HealthSouth Corp.:
5.75%, 11/01/24		366	366,915
5.75%, 9/15/25		141	140,648
2.00%, 12/01/43 (f)		225	267,328
Hologic, Inc., 5.25%, 7/15/22 (b)		360	373,500
MEDNAX, Inc., 5.25%, 12/01/23 (b)		134	136,010
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)		478	502,497
New Amethyst Corp., 6.25%, 12/01/24 (b)(c)		74	76,590
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		207	206,224
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (b)		48	50,160
Tenet Healthcare Corp.:
6.25%, 11/01/18		159	165,757
6.00%, 10/01/20		324	330,075
4.50%, 4/01/21		21	20,370
4.38%, 10/01/21		112	106,680
7.50%, 1/01/22 (b)(c)		93	95,616
8.13%, 4/01/22		472	431,880
6.75%, 6/15/23		501	428,355

			11,190,443
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp., 6.88%, 5/15/23		172	182,750
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		1,346	1,406,570
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	100	132,058
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)	USD	258	249,615
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	112,779
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (b):
5.00%, 6/01/24	USD	29	29,290
5.25%, 6/01/26		98	98,980

8	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp., 3.70%, 1/30/26	USD	510	$517,616
MGM Resorts International:
8.63%, 2/01/19		96	106,560
5.25%, 3/31/20		320	335,800
6.75%, 10/01/20		78	85,410
6.63%, 12/15/21		710	775,675
7.75%, 3/15/22		20	22,850
4.63%, 9/01/26		154	146,685
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (b)		906	949,035
New Red Finance, Inc., 6.00%, 4/01/22 (b)		640	667,200
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	109,756
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	USD	230	233,450
Sabre GLBL, Inc. (b):
5.38%, 4/15/23		82	83,025
5.25%, 11/15/23		185	187,313
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)		97	102,335
10.00%, 12/01/22		315	295,313
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		434	447,345
Station Casinos LLC, 7.50%, 3/01/21		570	597,075
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,494	3,352,568
Series A4, 5.66%, 6/30/27		1,105	1,450,226
Series M, 7.40%, 3/28/24		3,000	3,831,925
Series N, 6.46%, 3/30/32		2,390	2,572,921
Vue International Bidco PLC, 7.88%, 7/15/20		100	130,100
Yum! Brands, Inc., 3.88%, 11/01/23	USD	66	63,030

			19,275,255
Household Durables — 0.4%
CalAtlantic Group, Inc.:
8.38%, 1/15/21		53	61,613
5.38%, 10/01/22		2	2,040
5.25%, 6/01/26		5	4,850
Century Communities, Inc., 6.88%, 5/15/22		460	465,750
Lennar Corp.:
4.75%, 11/15/22		320	325,600
4.88%, 12/15/23		85	83,725
4.75%, 5/30/25		180	172,350
Newell Brands, Inc., 4.20%, 4/01/26		1,000	1,042,639

Corporate Bonds		Par (000)	Value
Household Durables (continued)
PulteGroup, Inc., 6.38%, 5/15/33	USD	330	$330,825
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		155	161,587
Standard Pacific Corp., 5.88%, 11/15/24		15	15,413
Tempur Sealy International, Inc., 5.50%, 6/15/26		31	30,845
TRI Pointe Group, Inc.:
4.38%, 6/15/19		10	10,150
4.88%, 7/01/21		125	127,187
5.88%, 6/15/24		125	126,719

			2,961,293
Household Products — 0.1%
Prestige Brands, Inc., 6.38%, 3/01/24 (b)		109	113,905
Spectrum Brands, Inc.:
6.63%, 11/15/22		355	376,300
6.13%, 12/15/24		112	118,720
5.75%, 7/15/25		5	5,188

			614,113
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.:
6.00%, 1/15/22 (b)		69	72,018
5.88%, 1/15/24 (b)		194	202,972
5.50%, 2/01/24		5	4,775
Dynegy, Inc.:
6.75%, 11/01/19		470	474,700
7.38%, 11/01/22		151	143,450
7.63%, 11/01/24		80	73,600
8.00%, 1/15/25 (b)		14	12,880
NRG Energy, Inc.:
7.88%, 5/15/21		32	33,200
6.63%, 3/15/23		25	24,875
6.25%, 5/01/24		25	24,188
7.25%, 5/15/26 (b)		138	134,895
6.63%, 1/15/27 (b)		384	355,200
NRG Yield Operating LLC, 5.38%, 8/15/24		75	74,438
QEP Resources, Inc., 5.38%, 10/01/22		459	446,377

			2,077,568
Industrial Conglomerates — 0.5%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (b)		206	207,674
General Electric Co.:
6.75%, 3/15/32 (d)		2,500	3,287,907
6.88%, 1/10/39		135	188,317

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Industrial Conglomerates (continued)
Smiths Group PLC, 3.63%, 10/12/22 (b)	USD	360	$358,307

			4,042,205
Insurance — 2.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,508,874
American International Group, Inc., 3.75%, 7/10/25 (d)		3,380	3,396,298
Aon PLC:
3.88%, 12/15/25		1,445	1,478,228
4.60%, 6/14/44		500	493,333
Assicurazioni Generali SpA, 7.75%, 12/12/42 (a)	EUR	100	121,900
AXA SA, 5.25%, 4/16/40 (a)		500	587,073
Five Corners Funding Trust, 4.42%, 11/15/23 (b)(d)	USD	2,050	2,155,602
Hartford Financial Services Group, Inc., 5.13%, 4/15/22		1,860	2,053,193
HUB International Ltd. (b):
9.25%, 2/15/21		117	120,510
7.88%, 10/01/21		426	435,052
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (b)(d)		2,000	2,364,632
Lincoln National Corp., 3.35%, 3/09/25		1,045	1,034,509
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	400	497,642
Prudential Financial, Inc. (d):
5.90%, 3/17/36	USD	500	584,437
5.70%, 12/14/36		1,625	1,874,267
TMF Group Holding BV, 9.88%, 12/01/19	EUR	100	111,218
Wayne Merger Sub LLC, 8.25%, 8/01/23 (b)	USD	286	289,575

			19,106,343
Internet Software & Services — 0.1%
Equinix, Inc.:
4.88%, 4/01/20		173	177,325
5.88%, 1/15/26		350	363,128
Netflix, Inc.:
5.50%, 2/15/22		8	8,560
5.75%, 3/01/24		251	265,433
5.88%, 2/15/25		11	11,771
4.38%, 11/15/26 (b)		79	76,927

			903,144
IT Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		155	158,875

Corporate Bonds		Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc., 4.50%, 8/15/46	USD	1,000	$930,831
First Data Corp. (b):
7.00%, 12/01/23		1,068	1,118,068
5.75%, 1/15/24		1,464	1,482,300
Western Digital Corp., 10.50%, 4/01/24 (b)		72	83,340

			3,773,414
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 5.30%, 2/01/44		1,000	1,108,563
Machinery — 0.1%
Gardner Denver, Inc., 6.88%, 8/15/21 (b)		90	88,650
SPX FLOW, Inc. (b):
5.63%, 8/15/24		195	191,587
5.88%, 8/15/26		105	102,638
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	112,042

			494,917
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)	USD	2,150	2,451,000
Media — 6.1%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	495,569
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	110,277
Altice Financing SA:
5.25%, 2/15/23		100	110,648
7.50%, 5/15/26 (b)	USD	200	202,750
Altice Luxembourg SA (b):
7.75%, 5/15/22		200	209,500
7.63%, 2/15/25		289	296,225
Altice US Finance I Corp. (b):
5.38%, 7/15/23		770	778,662
5.50%, 5/15/26		293	290,070
AMC Networks, Inc.:
4.75%, 12/15/22		111	111,139
5.00%, 4/01/24		191	191,478
Cablevision Systems Corp.:
8.63%, 9/15/17		76	79,040
7.75%, 4/15/18		311	326,939
8.00%, 4/15/20		325	349,375
CBS Radio, Inc., 7.25%, 11/01/24 (b)		149	156,542
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		280	290,500
5.13%, 5/01/23 (b)		359	367,751

10	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued):
5.88%, 4/01/24 (b)	USD	103	$109,051
5.75%, 2/15/26 (b)		197	202,418
5.50%, 5/01/26 (b)		278	280,780
5.88%, 5/01/27 (b)		770	785,400
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	100	103,421
Cequel Communications Holdings I LLC/Cequel Capital Corp. (b):
6.38%, 9/15/20	USD	100	102,000
5.13%, 12/15/21		464	457,559
7.75%, 7/15/25		960	1,027,200
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (b)		4,000	4,175,400
Clear Channel International BV, 8.75%, 12/15/20 (b)		284	296,780
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		2,307	2,291,910
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (d)		2,600	3,522,033
Comcast Corp.:
6.45%, 3/15/37		790	1,010,390
4.60%, 8/15/45		2,000	2,073,816
Cox Communications, Inc. (b):
6.95%, 6/01/38		1,000	1,058,960
8.38%, 3/01/39 (d)		3,475	4,264,506
CSC Holdings LLC:
10.13%, 1/15/23 (b)		590	679,975
5.25%, 6/01/24		795	745,233
10.88%, 10/15/25 (b)		310	361,150
Discovery Communications LLC:
3.25%, 4/01/23		1,850	1,802,799
3.45%, 3/15/25		210	201,650
DISH DBS Corp.:
6.75%, 6/01/21		628	675,100
5.88%, 7/15/22		141	145,935
5.88%, 11/15/24		99	100,361
7.75%, 7/01/26		519	572,846
DISH Network Corp., 3.38%, 8/15/26 (b)(f)		175	195,563
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	109,421
Hughes Satellite Systems Corp. (b):
5.25%, 8/01/26	USD	144	136,260
6.63%, 8/01/26		179	172,288
iHeartCommunications, Inc.:
9.00%, 12/15/19		185	145,688
9.00%, 3/01/21		9	6,638
10.63%, 3/15/23		961	713,542

Corporate Bonds		Par (000)	Value
Media (continued)
Intelsat Jackson Holdings SA:
7.25%, 4/01/19	USD	267	$209,595
5.50%, 8/01/23		272	177,480
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		2,000	2,024,424
LG Finance Co. Corp., 5.88%, 11/01/24 (b)		57	56,715
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	100	118,989
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (b)	USD	61	60,085
MDC Partners, Inc., 6.50%, 5/01/24 (b)		251	215,546
Midcontinent Communications / Midcontinent Finance Corp. (b):
6.25%, 8/01/21		340	354,875
6.88%, 8/15/23		66	69,383
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		117	118,170
National CineMedia LLC, 5.75%, 8/15/26		59	60,475
Nexstar Escrow Corp., 5.63%, 8/01/24 (b)		159	157,410
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		515	525,300
Numericable Group SA, 5.38%, 5/15/22	EUR	106	116,782
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	55	57,063
5.63%, 2/15/24		160	164,400
SFR Group SA (b):
6.00%, 5/15/22		345	347,587
7.38%, 5/01/26		1,501	1,497,247
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		463	471,102
5.38%, 4/15/25		90	89,776
TCI Communications, Inc., 7.88%, 2/15/26 (d)		610	818,322
TEGNA, Inc. (b):
4.88%, 9/15/21		27	27,776
5.50%, 9/15/24		165	167,475
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)		115	117,444
Time Warner, Inc., 6.10%, 7/15/40		830	940,529
Tribune Media Co., 5.88%, 7/15/22		514	501,253

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Media (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	100	$107,675
3.50%, 1/15/27		100	101,746
Univision Communications, Inc. (b):
5.13%, 5/15/23	USD	951	916,526
5.13%, 2/15/25		390	369,525
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	103,319
Virgin Media Finance PLC, 5.75%, 1/15/25 (b)	USD	515	509,850
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (b)		200	196,000
4.88%, 1/15/27	GBP	100	119,552
6.25%, 3/28/29		100	129,161
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	520	538,200
Wind Acquisition Finance SA:
7.00%, 4/23/21	EUR	120	131,315
7.38%, 4/23/21 (b)	USD	800	816,000
Ziggo Bond Finance BV, 5.88%, 1/15/25 (b)		260	255,450

			46,652,060
Metals & Mining — 1.6%
Alcoa, Inc.:
5.40%, 4/15/21		340	359,125
5.13%, 10/01/24		445	453,900
5.90%, 2/01/27		70	71,050
Anglo American Capital PLC:
4.45%, 9/27/20 (b)		100	102,250
4.13%, 4/15/21 (b)		200	200,500
4.13%, 9/27/22 (b)		200	200,500
3.25%, 4/03/23	EUR	100	108,655
ArcelorMittal:
7.25%, 2/25/22	USD	14	15,750
8.00%, 10/15/39		64	67,680
7.75%, 3/01/41		216	221,918
Constellium NV (b):
8.00%, 1/15/23		650	671,125
5.75%, 5/15/24		250	232,500
First Quantum Minerals Ltd., 7.00%, 2/15/21 (b)		290	285,650
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		189	188,528
2.38%, 3/15/18		1,564	1,552,270
3.10%, 3/15/20		470	461,775
4.00%, 11/14/21		121	118,580
3.55%, 3/01/22		324	306,666
3.88%, 3/15/23		920	864,800
5.40%, 11/14/34		278	243,250
5.45%, 3/15/43		607	518,985

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)	USD	115	$125,350
Kaiser Aluminum Corp., 5.88%, 5/15/24		74	76,405
Novelis Corp. (b):
6.25%, 8/15/24		623	644,805
5.88%, 9/30/26		610	609,237
Rio Tinto Finance USA Ltd., 4.75%, 3/22/42		400	426,530
Steel Dynamics, Inc.:
5.13%, 10/01/21		550	573,375
5.25%, 4/15/23		345	357,938
5.50%, 10/01/24		48	50,760
Teck Resources Ltd.:
3.00%, 3/01/19		140	138,950
3.75%, 2/01/23		277	263,150
8.50%, 6/01/24 (b)		250	291,875
6.13%, 10/01/35		61	61,012
6.00%, 8/15/40		245	237,650
6.25%, 7/15/41		113	113,288
5.20%, 3/01/42		378	342,090
5.40%, 2/01/43		98	88,690
United States Steel Corp., 8.38%, 7/01/21 (b)		215	237,575
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		266	275,975

			12,160,112
Multi-Utilities — 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		140	139,650
7.50%, 11/01/23 (b)		130	129,675

			269,325
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (b)		430	337,550
Oil, Gas & Consumable Fuels — 6.6%
Anadarko Petroleum Corp., 5.55%, 3/15/26		1,500	1,640,457
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (b)		35	35,700
Antero Resources Corp., 5.63%, 6/01/23		26	26,488
Apache Corp., 3.25%, 4/15/22		2,000	2,010,918
California Resources Corp., 8.00%, 12/15/22 (b)		352	281,600
Callon Petroleum Co., 6.13%, 10/01/24 (b)		140	143,500

12	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., 3.90%, 2/01/25	USD	500	$491,313
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		525	535,500
Cenovus Energy, Inc.:
5.70%, 10/15/19		30	31,913
5.20%, 9/15/43		15	13,648
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (b)		278	296,070
Chesapeake Energy Corp.:
6.50%, 8/15/17		30	30,806
7.25%, 12/15/18		35	36,356
4.13%, 4/15/19 (a)		229	216,405
6.63%, 8/15/20		149	144,158
6.88%, 11/15/20		138	129,030
4.88%, 4/15/22		270	230,175
8.00%, 12/15/22 (b)		35	36,225
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		685	771,237
CONSOL Energy, Inc.:
5.88%, 4/15/22		1,561	1,498,560
8.00%, 4/01/23		48	48,960
Continental Resources, Inc.:
5.00%, 9/15/22		74	73,815
4.50%, 4/15/23		118	114,755
3.80%, 6/01/24		277	256,225
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		25	25,438
6.13%, 3/01/22		115	116,150
6.25%, 4/01/23		20	20,300
CrownRock LP/CrownRock Finance, Inc. (b):
7.13%, 4/15/21		525	544,687
7.75%, 2/15/23		85	90,525
DCP Midstream LLC (b):
4.75%, 9/30/21		55	55,825
6.45%, 11/03/36		128	126,080
6.75%, 9/15/37		159	159,397
Denbury Resources, Inc., 9.00%, 5/15/21 (b)		501	519,787
Devon Energy Corp., 5.85%, 12/15/25		800	888,247
Encana Corp.:
3.90%, 11/15/21		49	48,435
5.15%, 11/15/41		131	113,825
Energy Transfer Equity LP:
5.88%, 1/15/24		544	557,600
5.50%, 6/01/27		251	244,725
Energy Transfer Partners LP:
4.05%, 3/15/25		500	483,294
4.75%, 1/15/26		1,250	1,259,312

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, 3.70%, 2/15/26	USD	500	$493,156
EOG Resources, Inc.:
4.15%, 1/15/26		1,000	1,040,237
5.10%, 1/15/36		200	216,058
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24 (b)		98	100,940
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (b)		238	250,495
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 6/15/24		55	53,625
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (b)		185	192,400
Gulfport Energy Corp.:
6.63%, 5/01/23		51	53,295
6.00%, 10/15/24 (b)		273	277,777
Halcon Resources Corp., 8.63%, 2/01/20 (b)		100	102,550
Hess Corp., 4.30%, 4/01/27		1,100	1,043,716
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (b)		112	113,680
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)		1,010	1,185,342
Kinder Morgan, Inc.:
4.30%, 6/01/25		1,000	1,012,581
5.05%, 2/15/46		1,750	1,607,678
Marathon Petroleum Corp., 6.50%, 3/01/41 (d)		2,049	2,073,035
Matador Resources Co., 6.88%, 4/15/23		270	286,200
MEG Energy Corp. (b):
6.50%, 3/15/21		560	504,000
6.38%, 1/30/23		15	13,238
7.00%, 3/31/24		655	571,487
MidAmerican Energy Co., 5.80%, 10/15/36 (d)		1,500	1,812,085
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		1,750	2,132,651
Murphy Oil Corp., 6.88%, 8/15/24		177	186,292
NGPL PipeCo LLC (b):
7.12%, 12/15/17		1,719	1,783,462
7.77%, 12/15/37		207	216,315
Noble Energy, Inc., 5.63%, 5/01/21		309	320,636
Oasis Petroleum, Inc.:
6.50%, 11/01/21		272	274,720
6.88%, 3/15/22		245	252,350
6.88%, 1/15/23		70	71,750
ONEOK, Inc.:
4.25%, 2/01/22		45	43,988

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued):
7.50%, 9/01/23	USD	213	$241,090
Paramount Resources, Ltd., 6.88%, 6/30/23 (b)		590	620,975
Parsley Energy LLC/Parsley Finance Corp. (b):
7.50%, 2/15/22		367	389,020
6.25%, 6/01/24		122	126,270
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		94	96,585
PDC Energy, Inc.:
7.75%, 10/15/22		137	144,535
6.13%, 9/15/24 (b)		120	123,000
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/01/22		1,000	1,000,880
QEP Resources, Inc.:
6.88%, 3/01/21		105	108,150
5.25%, 5/01/23		73	70,810
Range Resources Corp. (b):
5.75%, 6/01/21		213	215,130
5.88%, 7/01/22		324	325,620
5.00%, 8/15/22		53	51,013
5.00%, 3/15/23		155	148,800
Resolute Energy Corp., 8.50%, 5/01/20		159	159,398
Rockies Express Pipeline LLC (b):
5.63%, 4/15/20		565	586,187
6.88%, 4/15/40		284	288,260
RSP Permian, Inc., 6.63%, 10/01/22		179	187,950
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		948	1,004,880
6.25%, 3/15/22		896	965,440
5.63%, 4/15/23		1,037	1,083,665
5.88%, 6/30/26 (b)		86	90,838
5.00%, 3/15/27 (b)		32	31,600
Sanchez Energy Corp.:
7.75%, 6/15/21		322	305,900
6.13%, 1/15/23		603	527,625
Seven Generations Energy Ltd. (b):
8.25%, 5/15/20		88	93,610
6.75%, 5/01/23		42	44,153
SM Energy Co.:
6.13%, 11/15/22		109	109,273
5.00%, 1/15/24		10	9,425
5.63%, 6/01/25		285	273,600
6.75%, 9/15/26		93	95,558
Southwestern Energy Co.:
7.50%, 2/01/18		25	26,125
5.80%, 1/23/20		365	372,300
4.10%, 3/15/22		129	118,680
6.70%, 1/23/25		40	39,600

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc., 6.50%, 6/15/38	USD	1,000	$1,224,633
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		310	295,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b):
5.50%, 9/15/24		276	273,240
5.13%, 2/01/25		52	51,318
5.38%, 2/01/27		32	31,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		60	61,800
5.25%, 5/01/23		10	9,950
6.75%, 3/15/24		50	53,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.13%, 10/15/21		26	27,203
TransCanada PipeLines Ltd., 4.63%, 3/01/34		500	528,373
Weatherford International LLC, 6.80%, 6/15/37		15	11,850
Weatherford International Ltd.:
4.50%, 4/15/22		65	56,347
6.50%, 8/01/36		50	38,500
7.00%, 3/15/38		55	43,725
5.95%, 4/15/42		52	38,490
Western Gas Partners LP, 5.38%, 6/01/21		1,425	1,521,427
Whiting Petroleum Corp.:
5.00%, 3/15/19		49	48,388
1.25%, 6/05/20 (f)		458	592,951
5.75%, 3/15/21		3	2,955
5.75%, 3/15/21 (f)		270	369,225
6.25%, 4/01/23 (f)		118	159,851
Williams Cos., Inc.:
3.70%, 1/15/23		38	35,815
4.55%, 6/24/24		81	78,975
5.75%, 6/24/44		521	492,345
Williams Partners LP:
3.60%, 3/15/22		600	593,060
4.00%, 9/15/25		750	723,574
WPX Energy, Inc.:
5.25%, 1/15/17		30	30,038
7.50%, 8/01/20		50	52,750
6.00%, 1/15/22		278	284,864
8.25%, 8/01/23		125	137,813
5.25%, 9/15/24		145	141,194

			50,719,567

14	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41	USD	870	$969,598
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	100	109,972
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)	USD	180	171,900

			1,251,470
Pharmaceuticals — 2.1%
AbbVie, Inc.:
3.60%, 5/14/25		870	859,589
3.20%, 5/14/26		500	475,000
4.45%, 5/14/46		1,300	1,219,408
Actavis Funding SCS, 4.55%, 3/15/35		2,140	2,109,032
Actavis, Inc., 3.25%, 10/01/22		4,000	4,003,808
Baxalta, Inc., 5.25%, 6/23/45		500	528,269
DPx Holdings BV, 7.50%, 2/01/22 (b)		75	78,750
Endo Finance LLC, 5.75%, 1/15/22 (b)		95	85,619
Endo Finance LLC/Endo Finco, Inc. (b):
5.38%, 1/15/23		235	205,037
6.00%, 7/15/23		315	280,350
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)		758	818,761
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		200	206,000
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		185	187,313
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		795	818,914
Mylan NV, 3.95%, 6/15/26 (b)		750	704,488
NBTY, Inc., 7.63%, 5/15/21 (b)		407	401,404
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	114,199
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	USD	500	433,253
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		1,133	1,073,517
5.38%, 3/15/20		44	36,960
6.38%, 10/15/20		555	471,750
5.63%, 12/01/21		404	311,080
5.88%, 5/15/23		75	55,875
6.13%, 4/15/25		220	162,800

			15,641,176

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.9%
ERP Operating LP, 4.50%, 6/01/45	USD	1,155	$1,162,451
HCP, Inc., 4.00%, 6/01/25 (d)		2,000	1,984,662
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (b)		97	95,060
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (b)		137	131,178
Simon Property Group LP, 4.75%, 3/15/42		1,670	1,774,893
Ventas Realty LP, 4.13%, 1/15/26		870	890,999
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		550	593,872

			6,633,115
Real Estate Management & Development — 0.7%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(d)		4,600	3,955,646
Punch Taverns Finance B Ltd., Series A7, 5.27%, 3/30/24	GBP	63	72,374
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19	USD	120	123,000
5.25%, 12/01/21		281	287,322
4.88%, 6/01/23		1,002	961,920

			5,400,262
Road & Rail — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (b)		495	477,675
5.50%, 4/01/23		5	4,831
6.38%, 4/01/24 (b)		20	19,850
5.25%, 3/15/25 (b)		425	392,062
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	102,276
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (d)	USD	1,890	2,272,447
CSX Corp., 4.75%, 5/30/42		350	359,163
Herc Rentals, Inc. (b):
7.50%, 6/01/22		118	121,688
7.75%, 6/01/24		8	8,220
Hertz Corp.:
5.88%, 10/15/20		460	448,500
5.50%, 10/15/24 (b)		179	155,954
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (b)		5,000	5,300,000
United Rentals North America, Inc., 5.50%, 7/15/25		125	125,937

			9,788,603

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	USD	51	$54,570
Analog Devices, Inc.:
3.90%, 12/15/25		470	482,790
3.50%, 12/05/26		345	342,813
Micron Technology, Inc. (b):
5.25%, 8/01/23		206	203,425
5.63%, 1/15/26		79	77,025
Microsemi Corp., 9.13%, 4/15/23 (b)		26	30,095
NXP BV/NXP Funding LLC (b):
4.13%, 6/15/20		420	436,800
4.13%, 6/01/21		278	289,815
3.88%, 9/01/22		200	205,000
5.75%, 3/15/23		260	274,950
ON Semiconductor Corp., Series B, 2.63%, 12/15/26 (f)		250	280,156
QUALCOMM, Inc., 4.65%, 5/20/35		250	263,461
Sensata Technologies BV, 5.00%, 10/01/25 (b)		350	344,750

			3,285,650
Software — 1.5%
ACI Worldwide, Inc., 6.38%, 8/15/20 (b)		320	328,000
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		292	262,800
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (b)		210	221,025
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)		449	449,000
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (b)		31	26,738
Infor US, Inc., 6.50%, 5/15/22		741	761,377
Informatica LLC, 7.13%, 7/15/23 (b)		288	272,160
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (b)		114	116,992
Microsoft Corp., 3.50%, 11/15/42 (d)		4,000	3,631,476
Nuance Communications, Inc. (b):
5.38%, 8/15/20		90	92,025
6.00%, 7/01/24		170	174,675
Oracle Corp., 5.38%, 7/15/40 (d)		3,025	3,471,629
PTC, Inc., 6.00%, 5/15/24		71	74,728
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		557	615,485
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		246	250,920
TIBCO Software, Inc., 11.38%, 12/01/21 (b)		238	227,885

Corporate Bonds		Par (000)	Value
Software (continued)
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	100	$97,506

			11,074,421
Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	440	443,300
Group 1 Automotive, Inc., 5.00%, 6/01/22		430	419,250
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,081,620
JC Penney Corp., Inc.:
6.38%, 10/15/36		74	60,310
7.40%, 4/01/37		151	133,635
L Brands, Inc., 6.88%, 11/01/35		311	311,000
Lowe’s Cos, Inc., 4.38%, 9/15/45		1,000	1,018,271
Penske Automotive Group, Inc.:
5.38%, 12/01/24		371	364,508
5.50%, 5/15/26		127	122,406
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		180	187,200

			5,141,500
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 2/23/46 (d)		2,400	2,540,093
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b):
4.42%, 6/15/21		90	92,609
7.13%, 6/15/24		308	336,480
6.02%, 6/15/26		110	115,722
8.35%, 7/15/46		95	111,396
Hewlett Packard Enterprise Co., 5.15%, 10/15/25 (b)		1,500	1,534,406
Western Digital Corp., 7.38%, 4/01/23 (b)		384	414,720

			5,145,426
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	112,998
Hanesbrands, Inc., 4.63%, 5/15/24 (b)	USD	36	35,910
Springs Industries, Inc., 6.25%, 6/01/21		36	36,979

			185,887
Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc., 5.25%, 6/15/20		185	190,550
Tobacco — 1.6%
Altria Group, Inc.:
9.95%, 11/10/38		516	875,029
10.20%, 2/06/39		894	1,559,267

16	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued):
5.38%, 1/31/44 (d)	USD	4,030	$4,607,926
3.88%, 9/16/46		1,250	1,156,424
Reynolds American, Inc.:
4.45%, 6/12/25		635	672,717
7.00%, 8/04/41		1,000	1,179,741
5.85%, 8/15/45		1,500	1,769,787

			11,820,891
Transportation Infrastructure — 0.3%
CEVA Group PLC, 7.00%, 3/01/21 (b)		310	251,100
I 595 Express LLC, 3.31%, 12/31/31		1,358	1,328,935
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		490	472,000
Transurban Finance Co., 4.13%, 2/02/26 (b)		580	587,703

			2,639,738
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	110,193
Wireless Telecommunication Services — 2.1%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (b)	USD	46	47,725
8.25%, 10/15/23		652	684,600
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		3,155	3,463,875
Digicel Ltd., 6.00%, 4/15/21 (b)		1,550	1,346,376
GEO Group, Inc.:
5.13%, 4/01/23		265	250,425
6.00%, 4/15/26		42	40,320
Rogers Communications, Inc., 7.50%, 8/15/38		2,325	3,071,418
Sprint Capital Corp.:
6.90%, 5/01/19		140	145,950
6.88%, 11/15/28		954	917,653
8.75%, 3/15/32		110	115,500
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		1,445	1,587,694
7.00%, 8/15/20		380	394,250
Sprint Corp.:
7.25%, 9/15/21		240	246,000
7.88%, 9/15/23		681	703,132
7.13%, 6/15/24		731	726,892
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)		971	973,427

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
6.63%, 4/28/21	USD	490	$511,437
6.73%, 4/28/22		130	135,831
6.00%, 3/01/23		250	261,875
6.84%, 4/28/23		40	42,450
6.50%, 1/15/24		240	256,423
6.38%, 3/01/25		37	39,544
6.50%, 1/15/26		138	149,040

			16,111,837
Total Corporate Bonds — 66.6%			508,733,329

Floating Rate Loan Interests (a)
Air Freight & Logistics — 0.0%
CEVA Group PLC, Synthetic LOC, 4.75%, 3/19/21		18	14,464
CEVA Intercompany BV, Dutch Term Loan, 5.50%, 3/19/21		19	14,922
CEVA Logistics Canada ULC, Canadian Term Loan, 5.50%, 3/19/21		3	2,226
CEVA Logistics US Holdings, Inc., Term Loan, 5.50%, 3/19/21		27	21,209

			52,821
Auto Components — 0.0%
Gates Global, Inc., Term Loan B, 6.50%, 7/06/21		273	271,858
Chemicals — 0.0%
Chemours Co., Term Loan B, 7.00%, 5/12/22		17	16,738
MacDermid, Inc., Term Loan B3, 5.00%, 6/07/20		103	103,033

			119,771
Commercial Services & Supplies — 0.0%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 3.54%, 11/26/20		119	116,933
Diversified Consumer Services — 0.0%
Laureate Education, Inc., Term Loan B, 4.25%, 3/17/21		75	74,282
Electric Utilities — 0.1%
TEX Operations Co. LLC:
Exit Term Loan B, 4.25%, 8/04/23		272	274,628
Exit Term Loan C, 4.25%, 8/04/23		59	59,517

			334,145

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Floating Rate Loan Interests (a)		Par (000)	Value
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Term Loan, 3.75%, 7/13/20	USD	258	$244,469
Health Care Equipment & Supplies — 0.1%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		204	201,755
Immucor, Inc., Refinancing Term Loan B2, 3.75%, 8/17/18		231	224,862

			426,617
Health Care Providers & Services — 0.1%
inVentiv Health, Inc., 2016 Term Loan B, 5.75%, 9/28/23		217	217,475
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3.75%, 6/07/23		101	101,821
Vizient, Inc., 2016 Term Loan B, 3.75%, 2/13/23		68	68,694

			387,990
Hotels, Restaurants & Leisure — 0.2%
Amaya Holdings BV, 1st Lien Term Loan, 3.61%, 8/01/21		188	187,885
Caesars Entertainment Resort Properties LLC, Term Loan B, 5.00%, 10/11/20		1,372	1,379,358
Four Seasons Holdings, Inc., Term Loan B, 6.50%, 11/21/23		27	27,219

			1,594,462
Industrial Conglomerates — 0.1%
Vertiv Co., Term Loan B, 3.61%, 9/29/23		473	467,482
Insurance — 0.0%
Alliant Holdings I, Inc., Incremental Term Loan B2, 7.50%, 8/12/22		82	81,909
Machinery — 0.0%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		55	49,115
Media — 0.1%
iHeartCommunications, Inc., Term Loan D, 6.50%, 1/30/19		211	163,584
Intelsat Jackson Holdings SA, Term Loan B2, 4.25%, 6/30/19		648	624,181

			787,765
Metals & Mining — 0.0%
FMG Resources August 2006 Property Ltd., Term Loan B, 6.50%, 6/30/19		183	182,767

Floating Rate Loan Interests (a)		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp., Term Loan A, 4.75%, 10/01/19	USD	384	$367,615
Chesapeake Energy Corp., Term Loan, 7.00%, 8/23/21		919	981,829
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		57	53,998

			1,403,442
Pharmaceuticals — 0.1%
DPx Holdings BV, 2014 Incremental Term Loan, 4.75%, 3/11/21		168	167,504
Jaguar Holding Co. II, 2015 Term Loan B, 7.25%, 8/18/22		91	91,636
NBTY, Inc., Term Loan B, 4.75%, 5/05/23		105	104,787
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 9.25%, 10/20/18		51	51,093
Series D2 Term Loan B, 8.87%, 2/13/19		15	14,855
Series E Term Loan B, 5.25%, 8/05/20		62	61,326
Series F1 Term Loan B, 5.50%, 4/01/22		24	23,562

			514,763
Professional Services — 0.0%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		179	177,743
2014 2nd Lien Term Loan, 4.25%, 7/25/22		36	33,802

			211,545
Semiconductors & Semiconductor Equipment — 0.0%
Avago Technologies Cayman Ltd., Term Loan B3, 5.00%, 2/01/23		127	128,652
Microsemi Corp., 2015 Term Loan B, 4.50%, 1/15/23		26	25,944

			154,596
Software — 0.3%
BMC Software Finance, Inc., Term Loan, 6.50%, 9/10/20		482	470,877
Infor US, Inc., Term Loan B5, 8.50%, 6/03/20		197	196,240
Informatica Corp., Term Loan, 5.25%, 8/05/22		108	105,440
Kronos Incorporated:
1st Lien Term Loan, 3.58%, 11/01/23		361	361,791

18	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Floating Rate Loan Interests (a)		Par (000)	Value
Software (continued)
Kronos Incorporated (continued):
2nd Lien Term Loan, 3.75%, 10/04/24	USD	353	$360,928
RP Crown Parent LLC, 2016 Term Loan B, 4.00%, 10/12/23		111	111,555
Tibco Software, Inc., Term Loan B, 5.00%, 12/04/20		358	356,489

			1,963,320
Specialty Retail — 0.0%
Leslie’s Poolmart, Inc., 2016 Term Loan, 7.36%, 8/16/23		26	26,304
Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials LLC, Term Loan B, 5.25%, 8/12/22		179	178,037
J. Crew Group, Inc., Term Loan B, 7.25%, 3/05/21		79	50,909

			228,946
Total Floating Rate Loan Interests — 1.3%			9,695,302

Foreign Agency Obligations
Argentine Republic Government International Bond, 7.63%, 4/22/46 (b)		3,121	2,972,752
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	1,210	1,384,191
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,555	4,074,492
Italian Government International Bond, 5.38%, 6/15/33		2,925	3,224,915
Portugal Government International Bond, 5.13%, 10/15/24 (b)		5,870	5,663,787
Republic of Argentina, 7.50%, 4/22/26 (b)		3,875	3,913,750
Slovenia Government International Bond, 5.85%, 5/10/23 (b)		864	982,702
Total Foreign Agency Obligations — 2.9%			22,216,589

Municipal Bonds
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		930	1,048,622
Series GG, Build America Bonds, 5.72%, 6/15/42		1,390	1,772,194

Municipal Bonds		Par (000)		Value
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution (continued):
Water & Sewer System, Series EE, 5.38%, 6/15/43	USD	770		$864,194
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		1,900		2,402,778
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		2,535		3,240,161
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295		1,895,401
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		2,000		2,276,560
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		1,100		1,347,159
5.60%, 3/15/40		1,900		2,351,364
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780		975,312
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 4/01/39		280		413,988
7.63%, 3/01/40		1,720		2,525,906
State of Illinois, GO, Pension, 5.10%, 6/01/33		2,000		1,790,960
University of California, RB, Build America Bonds, 5.95%, 5/15/45		885		1,088,718
Total Municipal Bonds — 3.1%				23,993,317

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		814		717,246
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.55%, 4/01/18		—	(g)	—

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35	USD	1,456	$1,354,508
Series 2006-OA21, Class A1, 0.75%, 3/20/47 (a)		987	681,320
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.02%, 7/27/36 (a)(b)		666	661,591
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 3.45%, 6/19/35 (a)		572	562,231
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		106	99,325
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		268	242,418
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		94	76,971
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.03%, 5/25/36 (a)		753	617,980
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.31%, 5/25/47 (a)		248	217,270

			5,230,860
Commercial Mortgage-Backed Securities — 11.6%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 4/14/33 (a)(b)		4,170	4,168,726
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-2, Class A4, 5.80%, 4/10/49 (a)		688	688,952
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class B, 5.28%, 9/10/46 (a)		7,183	7,993,810
Series 2016-P5, Class A4, 2.94%, 10/10/49		6,000	5,876,400
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,748	1,746,815

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2008-LS1, Class A4B, 6.30%, 12/10/49 (a)	USD	967	$988,892
Series 2013-300P, Class A1, 4.35%, 8/10/30 (b)		1,330	1,446,242
Series 2013-CR11, Class B, 5.33%, 10/10/46 (a)		7,000	7,758,861
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,390	1,423,347
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,300	1,342,418
Series 2015-3BP, Class A, 3.18%, 2/10/35 (b)		7,570	7,623,712
Series 2015-CR22, Class C, 4.26%, 3/10/48 (a)		5,000	4,811,603
Series 2015-LC19, Class C, 4.40%, 2/10/48 (a)		3,500	3,519,338
Core Industrial Trust, Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)		4,585	4,614,598
Credit Suisse Commercial Mortgage Trust, Series 2010-RR2, Class 2A, 6.13%, 9/15/39 (a)(b)		949	952,941
CSAIL Commercial Mortgage Trust, Series 2015-C1 (a):
Class B, 4.04%, 4/15/50		1,110	1,153,336
Class C, 4.44%, 4/15/50		1,000	1,005,625
Class D, 3.94%, 4/15/50 (b)		480	389,496
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49		2,485	2,430,584
DBRR Trust, Series 2011-C32, Class A3A, 5.89%, 6/17/49 (a)(b)		721	724,710
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, 12/15/34 (a)(b)		6,170	6,155,344
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		2,505	2,569,714
Hilton USA Trust, Series 2013- HLT, 4.41%, 11/05/30 (b)		18	17,852
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A2, 5.12%, 7/15/41		29	28,959
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 2.95%, 10/06/38 (a)(b)		4,800	4,670,685

20	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	USD	2,076	$2,132,525
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.56%, 7/13/29 (a)(b)		3,200	3,073,100
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.17%, 2/15/51 (a)		2,984	3,003,485
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48		3,205	3,295,191
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,395	1,476,879
Class C, 5.06%, 8/15/45 (a)		1,795	1,863,072

			88,947,212
Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)		994	10
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.87%, 7/10/48 (a)		19,437	881,417
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA, 2.15%, 8/15/45 (a)(b)		9,938	741,305

			1,622,722
Total Non-Agency Mortgage-Backed Securities — 12.5%			95,800,804

Preferred Securities
Capital Trusts
Banks — 2.9%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (a)(h)		200	195,807
Banco Santander SA, 6.25% (a)(h)		100	95,255
BNP Paribas SA, 7.20% (a)(b)(h)		2,000	2,210,000
Capital One Financial Corp., Series E, 5.55% (a)(h)		3,500	3,472,000
Citigroup, Inc. (a)(h):
Series M, 6.30%		4,000	3,965,000
Series P, 5.95%		2,100	2,063,250
Series Q, 5.95%		100	100,500
Series R, 6.13%		605	627,688
Credit Agricole SA (a)(b)(h):
6.63%		1,400	1,315,602
7.88%		1,000	986,270
Intesa Sanpaolo SpA, 7.00% (a)(h)		200	201,371

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Banks (continued)
Nordea Bank AB, 6.13% (a)(b)(h)	USD	2,960	$2,849,000
Wells Fargo & Co. (a)(h):
Series S, 5.90%		3,390	3,407,798
Series U, 5.88%		430	443,369

			21,932,910
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series L, 5.70% (a)(h)		612	617,355
Morgan Stanley, Series H, 5.45% (a)(h)		2,627	2,574,460
State Street Capital Trust IV, 1.85%, 6/15/37 (a)		140	122,150
State Street Corp., Series F, 5.25% (a)(h)		2,000	2,037,500

			5,351,465
Chemicals — 0.0%
Lanxess AG, 4.50%, 12/06/76 (a)		50	52,280
Solvay Finance SA, 5.12% (a)(h)		100	111,560

			163,840
Diversified Financial Services — 5.0%
Bank of America Corp. (a)(h):
Series V, 5.13%		385	377,300
Series X, 6.25%		4,620	4,596,946
Bank of New York Mellon Corp. (a)(h):
Series D, 4.50% (d)		8,400	7,728,000
Series E, 4.95%		2,000	1,992,500
Barclays PLC, 7.88% (a)(h)		200	196,500
JPMorgan Chase & Co. (a)(h):
Series 1, 7.90%		7,000	7,148,750
Series Q, 5.15%		3,000	2,902,500
Series U, 6.13%		500	504,063
Series V, 5.00%		6,710	6,525,475
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		1,800	1,852,110
Royal Bank of Scotland Group PLC, 8.63% (a)(h)		200	196,750
Societe Generale SA (a)(b)(h):
6.00%		3,000	2,632,212
7.38%		200	192,500
7.88%		1,000	942,250

			37,787,856
Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 4.20% (a)(h)		200	211,228

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Electric Utilities — 0.6%
ComEd Financing III, 6.35%, 3/15/33	USD	300	$309,163
Electricite de France SA, 5.25% (a)(b)(h)		4,200	3,983,700
Enel SpA (a):
5.00%, 1/15/75	EUR	100	110,489
7.75%, 9/10/75	GBP	100	134,869
Gas Natural Fenosa Finance BV, 4.13% (a)(h)	USD	100	104,754

			4,642,975
Industrial Conglomerates — 0.3%
General Electric Co., Series D, 5.00% (a)(h)		2,131	2,184,275
Insurance — 1.8%
Allstate Corp (a):
6.50%, 5/15/57		4,100	4,694,500
5.75%, 8/15/53		2,000	2,097,500
MetLife, Inc., 6.40%, 12/15/36		2,554	2,764,705
Voya Financial, Inc., 5.65%, 1/15/53 (a)		4,500	4,432,500

			13,989,205
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		30	25,500
Total Capital Trusts — 11.3%			86,289,254

Preferred Stocks		Shares
Banks — 1.3%
U.S. Bancorp, Series G, 6.00% (a)(h)		300,000	7,683,000
Wells Fargo & Co., 5.85% (a)(h)		75,000	1,875,000

			9,558,000
Capital Markets — 0.4%
Goldman Sachs Group, Inc., Series J, 5.50% (a)(f)(h)		92,000	2,311,960
SCE Trust III, 5.75% (a)(h)		25,314	658,417

			2,970,377
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (a)(h)		10,000	82,200
Total Preferred Stocks — 1.7%			12,610,577

Preferred Securities		Shares		Value
Trust Preferred — 0.1%
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		29,583		$764,094
Total Preferred Securities — 13.1%				99,663,925

U.S. Government Sponsored Agency Securities		Par (000)
Agency Obligations — 1.5%
Fannie Mae, 5.63%, 7/15/37 (d)	USD	1,600		2,155,066
Federal Home Loan Bank (d):
5.25%, 12/09/22		1,375		1,615,309
5.37%, 9/09/24		2,175		2,624,692
Residual Funding Corp., 0.00%, 4/15/30		6,055		3,949,943
Resolution Funding Corp. (i):
0.00%, 7/15/18		525		515,445
0.00%, 10/15/18		525		508,995

				11,369,450
Collateralized Mortgage Obligations — 2.9%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,385.21%, 5/25/21 (a)		—	(g)	1
Series 1991-87, Class S, 25.13%, 8/25/21 (a)		5		5,904
Series 2005-5, Class PK, 5.00%, 12/25/34		184		191,884
Series 2015-47, Class GL, 3.50%, 7/25/45		1,636		1,639,049
Series G-49, Class S, 974.04%, 12/25/21 (a)		—	(g)	38
Series G-17, Class S, 1,020.84%, 6/25/21 (a)		—	(g)	—
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(g)	—
Series G-07, Class S, 1,078.67%, 3/25/21 (a)		—	(g)	238
Freddie Mac Mortgage-Backed Securities:
Series 0173, Class R, 9.00%, 11/15/21		—	(g)	—
Series 0173, Class RS, 10.06%, 11/15/21 (a)		—	(g)	2
Series 1057, Class J, 1,008.00%, 3/15/21		—	(g)	—
Series 0192, Class U, 1,009.03%, 2/15/22 (a)		—	(g)	—

22	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

U.S. Government Sponsored Agency Securities		Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 4350, Class DY, 4.00%, 6/15/44	USD	2,830		$3,041,162
Series 4398, Class ZX, 4.00%, 9/15/54		8,368		8,743,789
Series 4480, Class ZX, 4.00%, 11/15/44		5,820		6,107,820
Series 4549, Class TZ, 4.00%, 11/15/45		2,550		2,668,271

				22,398,158
Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (a)		1,870		2,011,816
Interest Only Collateralized Mortgage Obligations — 2.2%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)		45		1,236
Series 2012-96, Class DI, 4.00%, 2/25/27		6,549		563,630
Series 2012-M9, Class X1, 4.17%, 12/25/17 (a)		14,023		315,880
Series 2012-47, Class NI, 4.50%, 4/25/42		6,088		1,342,576
Series 089, Class 2, 8.00%, 10/25/18		—	(g)	2
Series 007, Class 2, 8.50%, 4/25/17		—	(g)	1
Series G92-05, Class H, 9.00%, 1/25/22		—	(g)	29
Series 094, Class 2, 9.50%, 8/25/21		—	(g)	40
Series 1990-136, Class S, 19.49%, 11/25/20 (a)		2		2
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(g)	—
Series 1991-099, Class L, 930.00%, 8/25/21		—	(g)	—
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(g)	—
Series G-10, Class S, 1,043.54%, 5/25/21 (a)		—	(g)	1
Series G-12, Class S, 1,107.54%, 5/25/21 (a)		—	(g)	—
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.67%, 12/25/18 (a)		4,752		122,069
Series 2611, Class QI, 5.50%, 9/15/32		598		32,678

U.S. Government Sponsored Agency Securities		Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 1254, Class Z, 8.50%, 4/15/22	USD	21		$3,834
Series 1043, Class H, 42.58%, 2/15/21 (a)		1		2
Series 1054, Class I, 834.56%, 3/15/21 (a)		—	(g)	—
Series 0176, Class M, 1,010.00%, 7/15/21		—	(g)	—
Series 1056, Class KD, 1,084.50%, 3/15/21		—	(g)	—
Series 1148, Class E, 1,133.39%, 10/15/21 (a)		—	(g)	—
Ginnie Mae Mortgage-Backed Securities:
Series 2014-72, Class MQ, 4.00%, 2/20/44		8,858		9,322,528
Series 2009-78, Class SD, 5.64%, 9/20/32 (a)		6,293		1,112,546
Series 2009-116, Class KS, 5.93%, 12/16/39 (a)		2,408		376,026
Series 2011-52, Class NS, 6.13%, 4/16/41 (a)		17,418		3,323,761

				16,516,841
Mortgage-Backed Securities — 4.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 8/01/43 (d)		10,992		11,006,012
4.00%, 12/01/41 - 12/01/43		6,152		6,496,754
4.50%, 7/01/41 - 4/01/43		13,763		14,888,669
5.00%, 8/01/34		2,344		2,590,582
5.50%, 6/01/38		1,192		1,338,846
6.00%, 12/01/38		1,001		1,138,350
Freddie Mac Mortgage-Backed Securities, 6.00%, 4/1/17 - 12/1/18		36		37,245
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		58		65,433
8.00%, 7/15/24		—	(g)	228

				37,562,119
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities (i):
Series 203, Class 1, 0.00%, 2/25/23		3		2,509
Series 1993-51, Class E, 0.00%, 2/25/23		9		8,434
Series 1993-70, Class A, 0.00%, 5/25/23		1		1,316
Series 0228, Class 1, 0.00%, 6/25/23		2		1,999

				14,258

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

U.S. Government Sponsored Agency Securities			Value
Total U.S. Government Sponsored Agency Securities — 11.8%			$89,872,642

U.S. Treasury Obligations		Par (000)
U.S. Treasury Bonds (d):
3.00%, 11/15/44	USD	62,900	62,671,484
2.50%, 2/15/46		55,000	49,231,435
Total U.S. Treasury Obligations — 14.7%			111,902,919
Total Long-Term Investments (Cost — $1,046,848,761) — 138.7%			1,059,261,683

Short-Term Securities — 0.8%		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (j)(k)		6,118,918	6,118,918
Total Short-Term Securities (Cost — $6,118,918)			6,118,918

Value
Options Purchased (Cost — $6,198,193) — 0.7%	$5,507,803
Total Investments Before Options Written (Cost — $1,059,165,872*) — 140.2%	1,070,888,404
Options Written (Premiums Received — $6,711,145) — (0.7)%	(5,364,445)
Total Investments, Net of Options Written (Cost — $1,052,454,727) — 139.5%	1,065,523,959
Liabilities in Excess of Other Assets — (39.5)%	(301,473,619)

Net Assets — 100.0%	$764,050,340

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,058,996,468

Gross unrealized appreciation	$44,675,437
Gross unrealized depreciation	(32,783,501)

Net unrealized appreciation	$11,891,936

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Convertible security.

(g)	Amount is less than $500.

(h)	Perpetual security with no stated maturity date.

(i)	Zero-coupon bond.

(j)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,926,909	(12,926,909)	—	—	$49
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	6,118,918	6,118,918	$6,118,918	8,398
Total				$6,118,918	$8,447

(k)	Current yield as of period end.

24	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
LOC	Letter of Credit
MXN	Mexican Peso
NZD	New Zealand Dollar
OTC	Over-the-Counter
PIK	Payment-In-Kind
RB	Revenue Bonds
USD	U.S. Dollar
ZAR	South African Rand

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.22%	6/02/15	Open	$1,323,000	$1,327,417	U.S. Government Sponsored Agency Securities	Open/Demand[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.22%	6/02/15	Open	830,000	832,775	U.S. Government Sponsored Agency Securities	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	950,950	956,942	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	1,454,374	1,463,540	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	1,104,688	1,111,649	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,448,563	1,457,550	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	4,725,000	4,754,316	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,036,475	2,049,110	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,909,860	1,921,710	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,713,750	1,724,383	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,131,250	3,150,678	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,228,500	1,236,122	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,028,510	2,041,096	Corporate Bonds	Open/Demand[1]

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	25

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.64%	12/17/15	Open	$1,693,125	$1,703,630	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,822,500	1,833,808	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,835,000	1,846,385	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,019,250	2,031,778	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,175,000	2,188,495	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,002,725	2,015,151	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,995,000	4,019,958	Corporate Bonds	Open/Demand[1]
Deutsche Bank AG	0.50%	4/22/16	Open	24,156,250	24,216,406	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.46%	5/03/16	Open	1,397,975	1,401,744	U.S. Government Sponsored Agency Securities	Open/Demand[1]
BNP Paribas Securities Corp.	0.46%	5/03/16	Open	850,025	852,317	U.S. Government Sponsored Agency Securities	Open/Demand[1]
BNP Paribas Securities Corp.	0.46%	5/03/16	Open	1,398,375	1,402,145	U.S. Government Sponsored Agency Securities	Open/Demand[1]
BNP Paribas Securities Corp.	0.46%	5/03/16	Open	871,500	873,850	U.S. Government Sponsored Agency Securities	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	837,000	840,418	Corporate Bonds	Open/Demand[1]
Nomura Securities International, Inc.	0.52%	6/28/16	Open	31,762,500	31,836,939	U.S. Treasury Obligations	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	6/30/16	Open	2,859,500	2,867,329	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.95%	9/14/16	Open	781,875	783,484	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.95%	9/14/16	Open	1,026,025	1,028,137	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	9/14/16	Open	7,598,100	7,608,636	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	9/14/16	Open	8,371,240	8,382,848	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	09/14/16	Open	8,254,800	8,266,247	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	9/23/16	Open	5,880,000	5,886,795	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.80%	10/14/16	Open	2,442,000	2,444,605	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.80%	10/14/16	Open	606,450	607,097	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.80%	10/14/16	Open	2,659,188	2,662,024	Corporate Bonds	Open/Demand[1]

26	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (concluded)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.64%	10/18/16	Open	$4,735,250	$4,738,954	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/18/16	Open	4,749,375	4,753,090	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.50%	10/19/16	Open	69,207,500	69,242,373	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank AG	(2.00)%	10/19/16	Open	247,756	247,192	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.70%	10/20/16	Open	3,705,000	3,707,954	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.70%	10/20/16	Open	4,318,000	4,321,442	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	2,610,000	2,611,902	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,380,000	3,382,464	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,529,500	3,532,073	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	2,386,250	2,387,989	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,635,250	3,637,900	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,346,875	3,349,315	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	7,141,925	7,147,131	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,073,000	3,075,240	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,770,000	3,772,748	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	7,991,000	7,996,904	Capital Trusts	Open/Demand[1]
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	4,921,000	4,924,636	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.70%	10/26/16	Open	4,193,000	4,195,854	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	(0.50)%	11/09/16	Open	161,000	160,953	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	11/09/16	12/13/16	37,102,000	37,113,388	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	1.00%	11/23/16	Open	1,005,125	1,005,293	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	1.00%	11/23/16	Open	751,781	751,907	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	1.00%	11/23/16	Open	4,862,500	4,863,310	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	1.00%	11/23/16	Open	558,125	558,218	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	1.00%	11/23/16	Open	982,781	982,945	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	1.00%	11/23/16	Open	2,992,500	2,992,999	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	1.00%	11/23/16	Open	1,060,438	1,060,614	Corporate Bonds	Open/Demand[1]
Total				$327,597,254	$328,142,302

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	27

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1)	Euro BOBL	December 2016	USD	139,296	$562
(1)	Euro Bund Future	December 2016	USD	170,699	3,391
(39)	2-Year U.S. Treasury Note	March 2017	USD	8,455,688	3,634
530	5-Year U.S. Treasury Note	March 2017	USD	62,457,187	(157,363)
(504)	10-Year U.S. Treasury Note	March 2017	USD	62,755,875	198,795
16	10-Year U.S. Ultra Long Treasury Note	March 2017	USD	2,151,000	4,409
180	90-Day Euro Dollar Future	March 2017	USD	44,532,000	(19,290)
(115)	Euro-Schatz Future	March 2017	USD	13,670,975	(14,124)
(92)	Long U.S. Treasury Bond	March 2017	USD	13,917,875	43,261
26	Ultra Long U.S. Treasury Bond	March 2017	USD	4,196,563	(8,087)
(180)	90-Day Euro Dollar Future	June 2017	USD	44,475,750	50,210
Total					$105,398

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	51,867	EUR	47,000	Bank of America N.A.	12/05/16	$2,050
USD	660,825	EUR	603,000	Goldman Sachs International	12/05/16	21,673
USD	8,833,051	EUR	8,060,000	UBS AG	12/05/16	289,833
USD	10,157,054	GBP	8,351,000	Royal Bank of Scotland PLC	12/05/16	(292,107)
USD	926,796	GBP	762,000	Royal Bank of Scotland PLC	12/05/16	(26,654)
EUR	1,805,000	USD	2,035,846	Citibank N.A.	12/08/16	(122,446)
USD	1,898,263	EUR	1,790,000	Barclays Bank PLC	12/08/16	764
USD	2,006,418	EUR	1,805,000	Goldman Sachs International	12/08/16	93,018
AUD	2,600,000	CAD	2,662,231	BNP Paribas S.A.	12/15/16	(62,832)
AUD	2,050,000	CAD	2,034,414	Citibank N.A.	12/15/16	(1,405)
AUD	5,400,000	CAD	5,420,698	Citibank N.A.	12/15/16	(49,679)
AUD	2,600,000	CAD	2,595,224	JPMorgan Chase Bank N.A.	12/15/16	(12,943)
AUD	2,620,000	CAD	2,585,385	Royal Bank of Canada	12/15/16	9,146
CAD	2,059,161	AUD	2,050,000	Bank of America N.A.	12/15/16	19,830
CAD	2,674,761	AUD	2,720,000	JPMorgan Chase Bank N.A.	12/15/16	(16,421)
CAD	5,350,436	AUD	5,220,000	JPMorgan Chase Bank N.A.	12/15/16	130,239
CAD	2,688,158	AUD	2,600,000	JPMorgan Chase Bank N.A.	12/15/16	82,136
CAD	2,709,040	AUD	2,680,000	Toronto-Dominion Bank	12/15/16	38,629
CAD	2,842,447	EUR	1,910,000	Bank of America N.A.	12/15/16	90,733
CHF	2,100,000	JPY	222,983,040	JPMorgan Chase Bank N.A.	12/15/16	116,947
EUR	3,710,000	CAD	5,352,818	UBS AG	12/15/16	(50,881)
JPY	219,665,250	CHF	2,100,000	UBS AG	12/15/16	(145,966)
CAD	2,675,000	JPY	202,552,872	Citibank N.A.	12/28/16	218,710
EUR	1,805,000	ZAR	27,925,509	Deutsche Bank AG	12/28/16	(57,553)
EUR	1,805,000	ZAR	27,216,452	Goldman Sachs International	12/28/16	(7,447)
EUR	1,805,000	ZAR	27,304,036	Northern Trust Co.	12/28/16	(13,636)
GBP	1,910,000	USD	2,361,763	Goldman Sachs International	12/28/16	30,052
JPY	210,387,947	CAD	2,675,000	Citibank N.A.	12/28/16	(150,118)
USD	2,000,448	GBP	1,600,000	Credit Suisse International	12/28/16	(3,167)
USD	1,991,723	GBP	1,630,000	Royal Bank of Canada	12/28/16	(49,460)
ZAR	27,675,505	EUR	1,805,000	Barclays Bank PLC	12/28/16	39,886

28	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	27,745,558	EUR	1,805,000	BNP Paribas S.A.	12/28/16	$44,837
ZAR	28,442,351	EUR	1,805,000	Citibank N.A.	12/28/16	94,076
USD	8,220,469	EUR	7,732,000	Barclays Bank PLC	1/05/17	9,856
USD	641,283	EUR	603,000	Goldman Sachs International	1/05/17	957
USD	10,429,105	GBP	8,351,000	Royal Bank of Scotland PLC	1/05/17	(31,455)
USD	946,625	GBP	758,000	Royal Bank of Scotland PLC	1/05/17	(2,855)
USD	3,990,000	CAD	5,353,714	UBS AG	1/18/17	2,254
MXN	14,685,693	USD	780,000	Citibank N.A.	2/03/17	(71,697)
USD	1,570,000	MXN	32,166,249	Citibank N.A.	2/03/17	18,596
USD	1,250,000	MXN	22,971,800	HSBC Bank PLC	2/03/17	142,052
USD	4,800,000	MXN	92,410,464	JPMorgan Chase Bank N.A.	2/03/17	342,970
Total						$670,522

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
10-Year U.S. Treasury Note Future	Call	1/27/17	USD	124.50	23	$27,313
10-Year U.S. Treasury Note Future	Put	1/27/17	USD	124.50	23	26,953
Total						$54,266

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Receive	3-Month LIBOR	2/17/17	USD	3,000	$47,006
5-Year Interest Rate Swap	HSBC Bank USA N.A.	Call	2.04%	Receive	3-Month LIBOR	11/16/17	USD	4,500	67,584
2-Year Interest Rate Swap	Citibank N.A.	Call	1.55%	Receive	3-Month LIBOR	1/25/18	USD	40,000	153,355
10-Year Interest Rate Swap	Barclays Bank PLC	Call	1.60%	Receive	3-Month LIBOR	8/16/18	USD	3,500	44,527
10-Year Interest Rate Swap	Wells Fargo Bank N.A.	Call	1.60%	Receive	3-Month LIBOR	8/16/18	USD	3,500	44,527
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.60%	Receive	3-Month LIBOR	9/06/18	USD	2,100	27,483
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.25%	Receive	3-Month LIBOR	10/17/18	USD	10,000	28,289
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.45%	Receive	3-Month LIBOR	11/22/19	USD	8,500	235,189
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.45%	Receive	3-Month LIBOR	12/02/19	USD	4,500	124,733
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.12%	Receive	3-Month LIBOR	9/17/20	USD	800	146,075
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.12%	Receive	3-Month LIBOR	9/17/20	USD	800	146,075
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.42%	Receive	3-Month LIBOR	2/08/21	USD	670	71,497
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Receive	3-Month LIBOR	4/27/21	USD	500	57,904
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.03%	Receive	3-Month LIBOR	12/10/25	USD	2,000	160,269
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.83%	Receive	3-Month LIBOR	1/13/26	USD	2,000	143,912
30-Year Interest Rate Swap	Bank of America, N.A.	Put	2.85%	Pay	3-Month LIBOR	1/13/17	USD	1,130	5,061
10-Year Interest Rate Swap	Citibank N.A.	Put	1.80%	Pay	3-Month LIBOR	1/25/17	USD	6,800	277,787
10-Year Interest Rate Swap	Citibank N.A.	Put	2.20%	Pay	3-Month LIBOR	1/25/17	USD	6,800	95,869
30-Year Interest Rate Swap	Barclays Bank PLC	Put	2.40%	Pay	3-Month LIBOR	4/13/17	USD	2,650	151,602
5-Year Interest Rate Swap	HSBC Bank USA N.A.	Put	2.04%	Pay	3-Month LIBOR	11/16/17	USD	4,500	75,544
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.55%	Pay	3-Month LIBOR	4/04/19	USD	3,600	395,419
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.45%	Pay	3-Month LIBOR	11/22/19	USD	8,500	233,387
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.45%	Pay	3-Month LIBOR	12/02/19	USD	4,500	124,342
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.12%	Pay	3-Month LIBOR	9/17/20	USD	800	64,138
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.12%	Pay	3-Month LIBOR	9/17/20	USD	800	64,138
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.50%	Pay	3-Month LIBOR	2/01/21	USD	4,000	121,470

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	29

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (concluded)
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.42%	Pay	3-Month LIBOR	2/08/21	USD	670	$99,842
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.50%	Pay	3-Month LIBOR	4/27/21	USD	500	71,009
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-Month LIBOR	10/25/21	USD	6,890	199,750
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.90%	Pay	3-Month LIBOR	10/27/21	USD	16,560	464,887
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.75%	Pay	3-Month LIBOR	11/15/21	USD	7,000	218,004
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.03%	Pay	3-Month LIBOR	12/10/25	USD	2,000	115,888
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.83%	Pay	3-Month LIBOR	1/13/26	USD	2,000	129,017
Total									$4,405,579

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Morgan Stanley & Co. International PLC	12/01/16	CAD	1.47	EUR	11,140	—
EUR Currency	Call	BNP Paribas S.A.	12/01/16	CAD	1.49	EUR	16,710	—
EUR Currency	Call	Deutsche Bank AG	12/06/16	USD	1.13	EUR	10,030	$11
EUR Currency	Call	BNP Paribas S.A.	12/12/16	CAD	1.48	EUR	10,845	9,712
AUD Currency	Call	Deutsche Bank AG	12/13/16	CAD	1.04	AUD	10,815	479
USD Currency	Call	Deutsche Bank AG	12/20/16	CHF	1.03	USD	7,660	59,365
EUR Currency	Call	Deutsche Bank AG	12/22/16	ZAR	16.20	EUR	7,250	20,485
GBP Currency	Call	Deutsche Bank AG	12/29/16	USD	1.35	GBP	6,295	433
EUR Currency	Call	Barclays Bank PLC	12/30/16	USD	1.07	EUR	10,860	111,877
EUR Currency	Put	Deutsche Bank AG	12/06/16	USD	1.10	EUR	10,030	429,687
NZD Currency	Put	Morgan Stanley & Co. International PLC	12/19/16	USD	0.69	NZD	10,920	17,346
NZD Currency	Put	Morgan Stanley & Co. International PLC	12/19/16	JPY	75.50	NZD	16,375	6,448
EUR Currency	Put	Citibank N.A.	12/20/16	JPY	117.00	EUR	10,770	38,958
GBP Currency	Put	Deutsche Bank AG	12/22/16	USD	1.23	GBP	6,275	34,789
GBP Currency	Put	HSBC Bank PLC	12/22/16	USD	1.27	GBP	9,360	209,666
CAD Currency	Put	BNP Paribas S.A.	12/23/16	JPY	75.10	CAD	16,075	539
GBP Currency	Put	Royal Bank of Scotland PLC	12/29/16	USD	1.26	GBP	6,295	108,087
USD Currency	Put	JPMorgan Chase Bank N.A.	02/01/17	MXN	17.06	USD	18,990	76
Total								$1,047,958

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.50%	Pay	3-Month LIBOR	2/17/17	USD	4,500	$(3,184)
2-Year Interest Rate Swap	Wells Fargo Bank N.A.	Call	1.00%	Pay	3-Month LIBOR	11/21/17	USD	26,600	(22,657)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.10%	Pay	3-Month LIBOR	11/22/17	USD	12,090	(14,054)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.15%	Pay	3-Month LIBOR	11/29/17	USD	21,810	(29,937)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.15%	Pay	6-Month EURIBOR	12/04/17	EUR	5,700	(35,698)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.05%	Pay	3-Month LIBOR	12/15/17	USD	39,800	(42,325)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	0.88%	Pay	3-Month LIBOR	1/08/18	USD	8,200	(5,717)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.05%	Pay	3-Month LIBOR	1/25/18	USD	60,000	(70,688)
2-Year Interest Rate Swap	JP Morgan Chase Bank N.A.	Call	1.00%	Pay	3-Month LIBOR	3/16/18	USD	6,500	(7,549)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.00%	Pay	3-Month LIBOR	3/19/18	USD	38,200	(44,938)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.75%	Pay	3-Month LIBOR	4/12/18	USD	38,200	(25,315)

30	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (concluded)
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Barclays Bank PLC	Call	1.35%	Pay	3-Month LIBOR	8/16/18	USD	4,800	$(41,512)
10-Year Interest Rate Swap	Wells Fargo Bank N.A.	Call	1.35%	Pay	3-Month LIBOR	8/16/18	USD	4,800	(41,512)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.30%	Pay	3-Month LIBOR	9/06/18	USD	3,150	(26,126)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	6-Month LIBOR	10/17/18	USD	20,000	(30,389)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.00%	Receive	3-Month LIBOR	1/25/17	USD	13,600	(349,746)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-Month LIBOR	2/17/17	USD	3,000	(489)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.60%	Receive	3-Month LIBOR	4/13/17	USD	12,900	(245,431)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.15%	Receive	6-Month EURIBOR	9/11/17	EUR	10,800	(8,378)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Put	1.10%	Receive	6-Month EURIBOR	9/25/17	EUR	10,000	(9,635)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-Month EURIBOR	10/23/17	EUR	6,670	(9,676)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	Receive	6-Month EURIBOR	10/26/17	EUR	12,300	(18,236)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.50%	Receive	6-Month EURIBOR	10/30/17	EUR	7,000	(36,061)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.00%	Receive	6-Month EURIBOR	10/30/17	EUR	14,000	(21,150)
2-Year Interest Rate Swap	Wells Fargo Bank N.A.	Put	2.00%	Receive	3-Month LIBOR	11/21/17	USD	26,600	(84,922)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.10%	Receive	3-Month LIBOR	11/22/17	USD	12,090	(31,875)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.15%	Receive	3-Month LIBOR	11/29/17	USD	21,810	(54,144)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.65%	Receive	6-Month EURIBOR	12/04/17	EUR	10,000	(41,456)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.95%	Receive	3-Month LIBOR	12/15/17	USD	39,800	(154,731)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.88%	Receive	3-Month LIBOR	1/08/18	USD	8,200	(39,326)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	Receive	6-Month EURIBOR	1/08/18	EUR	7,200	(16,286)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.30%	Receive	3-Month LIBOR	1/25/18	USD	20,000	(50,222)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.75%	Receive	6-Month EURIBOR	3/05/18	EUR	15,000	(74,744)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.35%	Receive	6-Month EURIBOR	3/09/18	EUR	22,310	(257,945)
2-Year Interest Rate Swap	JP Morgan Chase Bank N.A.	Put	2.00%	Receive	3-Month LIBOR	3/16/18	USD	6,500	(32,717)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.00%	Receive	3-Month LIBOR	3/19/18	USD	38,200	(194,354)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.85%	Receive	3-Month LIBOR	3/29/18	USD	5,000	(32,696)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.75%	Receive	3-Month LIBOR	4/12/18	USD	38,200	(294,636)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.45%	Receive	3-Month LIBOR	6/27/18	USD	10,000	(126,196)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.40%	Receive	3-Month LIBOR	7/05/18	USD	10,000	(134,676)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.50%	Receive	3-Month LIBOR	7/16/18	EUR	10,730	(130,791)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.70%	Receive	3-Month LIBOR	8/20/18	USD	5,500	(58,356)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.50%	Receive	6-Month LIBOR	9/06/18	USD	26,000	(345,635)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.70%	Receive	6-Month LIBOR	10/11/18	USD	7,000	(80,394)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.75%	Receive	6-Month LIBOR	10/17/18	USD	5,000	(55,105)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.75%	Receive	3-Month LIBOR	4/04/19	USD	40,000	(541,550)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	0.40%	Receive	3-Month LIBOR	7/08/19	EUR	21,060	(111,278)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	0.40%	Receive	3-Month LIBOR	7/08/19	EUR	1,975	(10,436)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	0.40%	Receive	3-Month LIBOR	7/08/19	EUR	1,965	(10,383)
10-Year Interest Rate Swap	Bank of America N.A.	Put	5.50%	Receive	3-Month LIBOR	2/01/21	USD	10,000	(59,744)
Total									$(4,165,001)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Morgan Stanley & Co. International PLC	12/01/16	CAD	1.49	EUR	16,710	—
EUR Currency	Call	Barclays Bank PLC	12/07/16	USD	1.07	EUR	10,860	$(68,024)
EUR Currency	Call	BNP Paribas SA	12/12/16	CAD	1.50	EUR	16,270	(5,104)
USD Currency	Call	Deutsche Bank AG	12/20/16	CHF	1.04	USD	7,660	(34,822)
EUR Currency	Call	Deutsche Bank AG	12/22/16	ZAR	16.60	EUR	7,250	(9,859)
GBP Currency	Call	Royal Bank of Scotland PLC	12/29/16	USD	1.35	GBP	6,295	(433)

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	31

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Options Written (concluded)
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	JPMorgan Chase Bank N.A.	02/01/17	MXN	21.22	USD	18,990	$(270,038)
EUR Currency	Put	Deutsche Bank AG	12/06/16	USD	1.09	EUR	14,330	(475,100)
NZD Currency	Put	Morgan Stanley & Co. International PLC	12/19/16	USD	0.67	NZD	21,830	(6,292)
NZD Currency	Put	Morgan Stanley & Co. International PLC	12/19/16	JPY	74.00	NZD	16,375	(1,948)
EUR Currency	Put	Citibank N.A.	12/20/16	JPY	115.00	EUR	15,080	(24,837)
GBP Currency	Put	Bank of America N.A.	12/22/16	USD	1.18	GBP	6,275	(2,261)
GBP Currency	Put	HSBC Bank PLC	12/22/16	USD	1.26	GBP	11,245	(193,543)
CAD Currency	Put	BNP Paribas S.A.	12/23/16	JPY	73.60	CAD	16,075	(120)
GBP Currency	Put	Deutsche Bank AG	12/29/16	USD	1.26	GBP	6,295	(107,063)
Total								$(1,199,444)

Centrally Cleared Credit Default Swaps — Sell Protection
Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Markit iTraxx XO, Series 26, Version 1	5.00%	12/20/21	A	EUR	50	$(354)
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.77%[1]	3-Month LIBOR	N/A		2/05/18	USD	107,000	$465,541
(0.06)%[2]	6-Month EURIBOR	N/A		12/14/18	EUR	14,000	(413)
1.61%[1]	3-Month LIBOR	11/16/17	[3]	11/16/19	USD	10,100	17,914
1.65%[1]	3-Month LIBOR	11/21/17	[3]	11/21/19	USD	19,500	22,314
1.67%[1]	3-Month LIBOR	11/21/17	[3]	11/21/19	USD	4,490	3,822
1.71%[1]	3-Month LIBOR	11/24/17	[3]	11/24/19	USD	4,100	160
1.74%[1]	3-Month LIBOR	11/27/17	[3]	11/25/19	USD	4,500	(1,647)
1.50%[1]	3-Month LIBOR	11/13/18	[3]	11/13/20	USD	3,200	32,603
1.64%[1]	3-Month LIBOR	11/13/18	[3]	11/13/20	USD	3,750	28,146
1.64%[1]	3-Month LIBOR	11/13/18	[3]	11/13/20	USD	3,750	27,713
1.55%[1]	3-Month LIBOR	11/14/18	[3]	11/14/20	USD	4,000	36,563
1.98%[1]	3-Month LIBOR	11/16/18	[3]	11/16/20	USD	3,750	3,366
1.99%[1]	3-Month LIBOR	11/16/18	[3]	11/16/20	USD	3,750	3,149
2.10%[1]	3-Month LIBOR	11/27/18	[3]	11/27/20	USD	3,000	(3,308)
2.07%[1]	3-Month LIBOR	12/04/18	[3]	12/04/20	USD	2,500	(805)
1.42%[1]	3-Month LIBOR	4/05/17	[3]	5/31/21	USD	26,180	29,067
(0.14)%[1]	6-Month EURIBOR	3/10/17	[3]	10/25/21	EUR	10,920	78,107
0.16%[1]	6-Month EURIBOR	N/A		11/16/21	EUR	590	(2,461)
1.80%[1]	3-Month LIBOR	N/A		11/23/21	USD	6,300	216
0.34%[1]	6-Month EURIBOR	11/17/17	[3]	11/17/22	EUR	2,200	(8,041)
0.30%[1]	6-Month EURIBOR	10/29/18	[3]	10/28/23	EUR	1,300	14,160
0.33%[1]	6-Month EURIBOR	11/01/18	[3]	11/01/23	EUR	2,000	18,988
0.37%[1]	6-Month EURIBOR	11/01/18	[3]	11/01/23	EUR	7,000	52,100
0.55%[1]	6-Month EURIBOR	12/12/16	[3]	8/15/25	EUR	890	(473)
1.97%[2]	3-Month LIBOR	10/27/21	[3]	10/27/26	USD	2,170	(61,519)
2.07%[2]	3-Month LIBOR	10/29/21	[3]	10/29/26	USD	6,160	(147,706)
2.60%[2]	3-Month LIBOR	11/16/21	[3]	11/16/26	USD	2,870	(2,663)
2.41%[1]	3-Month LIBOR	N/A		1/19/46	USD	300	3,890
2.33%[1]	3-Month LIBOR	N/A		1/25/46	USD	300	8,927
2.25%[1]	3-Month LIBOR	N/A		2/05/46	USD	400	18,511
2.16%[1]	3-Month LIBOR	N/A		2/12/46	USD	500	33,029

32	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (concluded)
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.11%[1]	3-Month LIBOR	N/A	4/07/46	USD	300	$23,738
1.96%[1]	3-Month LIBOR	N/A	6/21/46	USD	300	33,654
2.54%[2]	3-Month LIBOR	N/A	12/02/46	USD	500	7,792
Total						$734,434

[1] Trust pays the fixed rate and receives the floating rate.
[2] Trust pays the floating rate and receives the fixed rate.
[3] Forward swap.

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(4)	$3	$(7)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(3)	2	(5)
Total						$(7)	$5	$(12)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	595	$1,460	$(484)	$1,944
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	575	1,424	(509)	1,933
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	NR	USD	5,000	(823,013)	(527,167)	(295,846)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	NR	USD	2,500	(411,507)	(260,437)	(151,070)
Total							$(1,231,636)	$(788,597)	$(443,039)

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	33

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$79,956,402	$17,291,735	$97,248,137
Common Stocks	—	134,719	—	134,719
Corporate Bonds	—	501,745,434	6,987,895	508,733,329
Floating Rate Loan Interests	—	9,283,329	411,973	9,695,302
Foreign Agency Obligations	—	22,216,589	—	22,216,589
Municipal Bonds	—	23,993,317	—	23,993,317
Non-Agency Mortgage-Backed Securities	—	95,800,804	—	95,800,804
Preferred Securities	$13,374,671	86,289,254	—	99,663,925
U.S. Government Sponsored Agency Securities	—	89,872,640	2	89,872,642
U.S. Treasury Obligations	—	111,902,919	—	111,902,919
Short-Term Securities:
Money Market Funds	6,118,918	—	—	6,118,918
Options Purchased:
Interest rate contracts	54,266	4,405,579	—	4,459,845
Foreign currency exchange contracts	—	1,047,958	—	1,047,958

Total	$19,547,855	$1,026,648,944	$24,691,605	$1,070,888,404

34	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$3,877	—	$3,877
Foreign currency exchange contracts	—	1,839,244	—	1,839,244
Interest rate contracts	$304,262	963,470	—	1,267,732
Liabilities:
Credit contracts	—	(447,282)	—	(447,282)
Foreign currency exchange contracts	—	(2,368,166)	—	(2,368,166)
Interest rate contracts	(198,864)	(4,394,037)	—	(4,592,901)

Total	$105,398	$(4,402,894)	—	$(4,297,496)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount, or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$743	—	—	$743
Foreign currency at value	1,695,811	—	—	1,695,811
Cash pledged:
Centrally cleared swaps	1,544,940	—	—	1,544,940
Collateral — OTC derivatives	2,360,000	—	—	2,360,000
Collateral — reverse repurchase agreements	15,113,556	—	—	15,113,556
Futures contracts	830,446	—	—	830,446
Liabilities:
Cash received for collateral — OTC derivatives	—	$(1,350,000)	—	(1,350,000)
Reverse repurchase agreements	—	(328,142,302)	—	(328,142,302)

Total	$21,545,496	$(329,492,302)	—	$(307,946,806)

During the period ended November 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016	35

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of August 31, 2016	$6,235,302	$7,833,603	$425,295	—	$2	$14,494,202
Transfers into Level 3[1]	—	—	189,658	—	—	189,658
Transfers out of Level 3[2]	—	—	(176,542)	—	—	(176,542)
Accrued discounts/premiums	(45,572)	—	1,438	—	—	(44,134)
Net realized gain (loss)	(39,816)	—	1,507	—	—	(38,309)
Net change in unrealized appreciation (depreciation)[3]	122,279	(611,408)	191	—	—	(488,938)
Purchases	11,019,542	—	—	—	—	11,019,542
Sales	—	(234,300)	(29,574)	—	—	(263,874)

Closing Balance, as of November 30, 2016	$17,291,735	$6,987,895	$411,973	—	$2	24,961,605

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016	$122,279	$(611,408)	$191	—	—	$(488,938)

[1]    As of August 31, 2016, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2016, the Trust used unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

36	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: January 23, 2017